    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 2003

                                                              FILE NO. 33-9504
                                                              FILE NO. 811-4878
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 39        /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940         / /
                               AMENDMENT NO. 41                /X/

                            ------------------------

                        SEI INSTITUTIONAL MANAGED TRUST

               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                               101 Federal Street
                          Boston, Massachusetts 02110
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (800) 342-5734

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

          Richard W. Grant, Esq.                     Thomas P. Lemke, Esq.
          Morgan Lewis & Bockius LLP                 Morgan Lewis & Bockius LLP
          1701 Market Street                         1111 Pennsylvania Avenue, N.W.
          Philadelphia, Pennsylvania 19103           Washington, D.C. 20004

                            ------------------------

  Title of Securities Being Registered . . . . . Units of Beneficial Interest


    It is proposed that this filing become effective (check appropriate box)

   / /     immediately upon filing pursuant to paragraph (b)
   / /     on January 31, 2003 pursuant to paragraph (b) of Rule 485
   / /     60 days after filing pursuant to paragraph (a)(1)
   / /     on [date] pursuant to paragraph (a)(1)
   /X/     75 days after filing pursuant to paragraph (a)(2)
   / /     on [date] pursuant to paragraph (a)(1)


         If appropriate check the following box:

           This post-effective Amendment designates a new effective
   / /     date for a previously filed post-effective Amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         SEI INSTITUTIONAL MANAGED TRUST

                                 CLASS A SHARES

                                   PROSPECTUS

                                NOVEMBER 12, 2003

                             MANAGED VOLATILITY FUND
                        LARGE CAP DISCIPLINED EQUITY FUND
                                REAL ESTATE FUND

                               INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                            INVESTMENT SUB-ADVISERS:

                            ANALYTIC INVESTORS, INC.
                          BARCLAYS GLOBAL FUND ADVISORS
                      ENHANCED INVESTMENT TECHNOLOGIES, LLC
                     PRUDENTIAL INVESTMENT MANAGEMENT, INC.
               SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED
                       WELLINGTON MANAGEMENT COMPANY, LLP

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Managed Volatility, Large Cap Disciplined Equity and Real Estate Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

                                                                 PAGE
     MANAGED VOLATILITY FUND                                     XXX
     LARGE CAP DISCIPLINED EQUITY FUND                           XXX
     REAL ESTATE FUND                                            XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS                     XXX
     INVESTMENT ADVISER AND SUB-ADVISERS                         XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES              XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                          XXX
     FINANCIAL HIGHLIGHTS                                        XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
       SEI INSTITUTIONAL MANAGED TRUST                           Back Cover

ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

MANAGED VOLATILITY FUND

FUND SUMMARY

INVESTMENT GOAL:                  Capital appreciation with less volatility than
                                  major equity indices

SHARE PRICE VOLATILITY:           High

PRINCIPAL INVESTMENT STRATEGY:    Utilizing multiple sub-advisers, the Fund invests
                                  in common stocks and other equity securities and
                                  employs broad range of investment strategies
                                  intended to generate capital appreciation but with
                                  a lower level of volatility than major equity
                                  indices

INVESTMENT STRATEGY

The Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements.

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, employs various investment strategies intended to achieve returns similar to that of major equity indices but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities by effectively weighting these securities based on their total expected risk and return; without regard to market capitalization and industry. The Sub-Advisers may use derivative instruments or other techniques or instruments (E.G., simultaneously taking a long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks or other factors that generally affect the value of portfolio securities, as well as for non-hedging purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to achieve returns similar to that of major equity indices but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective. In fact, the Fund may have greater volatility than that of major equity indices. The Fund is also subject to the risk that it could underperform relative to major equity indices.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivative transactions. Although many of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedging strategies, and some Sub-Advisers may use long only or short only strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedging positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.

PERFORMANCE INFORMATION

As of November 12, 2003, the Fund had not commenced operations and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

                                        CLASS A SHARES
--------------------------------------------------------
Investment Advisory Fees                    0.65%
Distribution (12b-1) Fees                   None
Other Expenses                              X.XX%*
                                            ----
Total Annual Fund Operating Expenses        X.XX%**

----------
*    Other expenses are based on estimated amounts for the current fiscal year.
**   The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Administrator and/or Distributor are voluntarily waiving a portion of its fees in order to keep total operating expenses at a specified level. The Administrator and/or Distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses are expected to be as follows:

Managed Volatility Fund -- Class A Shares          1.00%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                               1 YEAR         3 YEARS
  Managed Volatility Fund - Class A Shares     $ XX           $ XXX

LARGE CAP DISCIPLINED EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL:                        Capital appreciation

SHARE PRICE VOLATILITY:                 Medium to high

PRINCIPAL INVESTMENT STRATEGY:          Utilizing multiple sub-advisers, the Fund invests in
                                        common stocks and other equity securities

INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (S&P 500 Index) (currently between $387 million and $284 billion). The Fund also may engage in short sales.

The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund uses a multi-manager approach, relying on Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Overall, the Fund utilizes one or more Sub-Advisers who rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities. The Fund also may utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to add value over the S&P 500 Index while maintaining similar level of volatility as the S&P 500 Index.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

As of November 12, 2003, the Fund had not commenced operations and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

                                        CLASS A SHARES
---------------------------------------------------------
Investment Advisory Fees                    0.40%
Distribution (12b-1) Fees                   None
Other Expenses                              X.XX%*
                                            ----
Total Annual Fund Operating Expenses        X.XX%**

----------
*    Other expenses are based on estimated amounts for the current fiscal year.
**   The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Administrator and/or Distributor are voluntarily waiving a portion of its fees in order to keep total operating expenses at a specified level. The Administrator and/or Distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses are expected to be as follows:

Large Cap Disciplined Equity Fund -- Class A Shares       X.XX%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                            1 YEAR       3 YEARS
  Large Cap Disciplined Equity Fund - Class A Shares        $ XX         $ XXX

REAL ESTATE FUND

FUND SUMMARY

INVESTMENT GOAL:                        Total return, including current income and capital
                                        appreciation

SHARE PRICE VOLATILITY:                 Medium

PRINCIPAL INVESTMENT STRATEGY:          Utilizing multiple sub-advisers, the Fund seeks
                                        above average total return, including current
                                        income and capital appreciation, by investing in
                                        real estate securities

INVESTMENT STRATEGY

Under normal circumstances, the Real Estate Fund will invest at least 80% of its net assets in equity securities of real estate companies (E.G., common stocks, rights, warrants, convertible securities and preferred stocks of real estate investments trusts (REITs) and real estate operating companies (REOCs). The Fund is non-diversified and expects to hold relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs or REOCs.

The Fund is subject to the risk that the securities of issuers in the real estate industry that the Fund purchases will underperform the other segments of the equity markets or the equity markets as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the real estate industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

As of November 12, 2003, the Fund had not commenced operations and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

                                        CLASS A SHARES
---------------------------------------------------------
Investment Advisory Fees                    0.65%
Distribution (12b-1) Fees                   None
Other Expenses                              X.XX%*
                                            ----
Total Annual Fund Operating Expenses        X.XX%**

----------
*    Other expenses are based on estimated amounts for the current fiscal year.
**   The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Administrator and/or Distributor are voluntarily waiving a portion of its fees in order to keep total operating expenses at a specified level. The Administrator and/or Distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses are expected to be as follows:

   Real Estate Fund -- Class A Shares           X.XX%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR     3 YEARS
  Real Estate Fund - Class A Shares       $ XX       $ XXX

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of June 30, 2003, SIMC had approximately $46.4 billion in assets under management. SIMC receives investment advisory fees, as a percentage of each Fund's net assets, at the following annual rates:

   Managed Volatility Fund                 0.65%
   Large Cap Disciplined Equity Fund       0.40%
   Real Estate Fund                        0.65%

SUB-ADVISERS AND PORTFOLIO MANAGERS

MANAGED VOLATILITY FUND

[SUB-ADVISER INFORMATION TO BE PROVIDED]

LARGE CAP DISCIPLINED EQUITY FUND

ANALYTIC INVESTORS, INC.: Analytic Investors, Inc. (Analytic), located at 700 South Flower, Suite 2400, Los Angeles, California 90017, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at Analytic manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to Analytic.

BARCLAYS GLOBAL FUND ADVISORS: Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at BGFA manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to BGFA.

ENHANCED INVESTMENT TECHNOLOGIES, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at INTECH, led by Dr. E. Robert Fernholz, Chief Investment Officer of INTECH, manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to INTECH. Dr. Fernholz has been with INTECH for 16 years and has 32 years of investment experience.

PRUDENTIAL INVESTMENT MANAGEMENT, INC.: Prudential Investment Management, Inc.
(PIM), located at Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at PIM, led by James H. Scott, Senior Managing Director, Quantitative Management and Margaret Stumpp, Senior Managing Director, Quantitative Management, manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to PIM. Mr. Scott and Ms. Stumpp have held their current positions since 1997.

REAL ESTATE FUND

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, Chicago, Illinois 60603, serves as a Sub-Adviser to the Real Estate Fund. Anthony R. Manno Jr., Kenneth D. Statz, and Kevin W. Bedell lead the team of investment professionals at Security Capital that manages the portion of the Real Estate Fund's assets allocated to Security Capital. The members of the team have an average of 21 years of investment experience.

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Real Estate Fund. James P. Hoffmann, Senior Vice President and Partner of Wellington Management, serves as the portfolio manager of the portion of the Real Estate Fund's assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management in 1997, and has 20 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A Shares of the Funds.

The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when

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the Funds do not calculate NAV. As a result, the market value of these Funds'
investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

The Funds use a tax management technique known as highest in, first out. Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

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                         SEI INSTITUTIONAL MANAGED TRUST

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated November 12, 2003, includes more detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI OR MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:  Write to the Funds at:
1 Freedom Valley Drive
Oaks, PA 19456

By Internet: www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. SEI Institutional Managed Trust's Investment Company Act registration number is 811-4878.

                         SEI INSTITUTIONAL MANAGED TRUST

ADMINISTRATOR:
SEI Investments Fund Management

DISTRIBUTOR:
SEI Investments Distribution Co.

ADVISER:
SEI Investments Management Corporation

SUB-ADVISERS:
Analytic Investors, Inc.
Barclays Global Fund Advisors
Enhanced Investment Technologies, LLC
Prudential Investment Management, Inc.
Security Capital Research & Management Incorporated
Wellington Management Company, LLP

This Statement of Additional Information (the "SAI") is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's Prospectus dated November 12, 2003. The Prospectus may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., at Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

                                TABLE OF CONTENTS

THE TRUST
INVESTMENT OBJECTIVES AND POLICIES
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS
     American Depositary Receipts
     Asset Backed Securities
     Commercial Paper
     Construction Loans
     Equity Securities
     Fixed Income Securities
     Foreign Securities
     Forward Foreign Currency Transactions
     Futures And Options On Futures
     Illiquid Securities
     Lower Rated Securities
     Money Market Securities
     Mortgage Backed Securities
     Municipal Securities
     Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S.
      Banks
     Options

                                       S-1
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     REITs
     Repurchase Agreement
     Restricted Securities
     Securities Lending
     Swaps, Caps, Floors And Swaptions
     US Government Securities
     Yankee Obligations
INVESTMENT LIMITATIONS
THE ADVISER
THE SUB-ADVISERS
THE ADMINISTRATOR AND TRANSFER AGENT
DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING
CUSTODIAN
INDEPENDENT PUBLIC ACCOUNTANT
LEGAL COUNSEL
TRUSTEES AND OFFICERS OF THE TRUST
PERFORMANCE
COMPUTATION OF YIELD
COMPUTATION OF TOTAL RETURN
DETERMINATION OF NET ASSET VALUE
PURCHASE AND REDEMPTION OF SHARES
TAXES
PORTFOLIO TRANSACTIONS
DESCRIPTION OF SHARES
LIMITATION OF TRUSTEES' LIABILITY
CODE OF ETHICS
SHAREHOLDER LIABILITY
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
MASTER/FEEDER OPTION
DESCRIPTION OF RATINGS

November 12, 2003

                                       S-2
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THE TRUST

GENERAL. SEI Institutional Managed Trust (the "Trust") is an open-end management investment company that offers shares of diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 20, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes, which may provide for variations in, transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

This Statement of Additional Information ("SAI") relates to the following portfolios: Managed Volatility Fund, Large Cap Disciplined Equity Fund, and Real Estate Fund (each a "Fund" and, together, the "Funds"). The investment adviser and investment sub-advisers to the Funds are referred to collectively as the "advisers."

VOTING. Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

INVESTMENT OBJECTIVES AND POLICIES

MANAGED VOLATILITY FUND-- The investment objective of the Managed Volatility Fund is capital appreciation with less volatility than major equity indices.

The Managed Volatility Fund may invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures and swap agreements.

In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

LARGE CAP DISCIPLINED EQUITY FUND--The investment objective of the Large Cap Disciplined Equity Fund is capital appreciation.

Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy.

The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (the "S&P 500 Index") (currently between $387 million and $284 billion). The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund may also engage in short sales.

In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

REAL ESTATE FUND--The investment objective of the Real Estate Fund is total return, including current income and capital appreciation.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of real estate companies (E.G., common stocks, rights, warrants, convertible securities and preferred stocks of real estate investments trusts (REITs) and real estate operating companies (REOCs)). The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund is non-diversified and may invest more than 5% of its total assets in a single issuer. Generally, the Fund will invest in real estate companies operating in the United States.

In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

There can be no assurance that the Funds will achieve their respective investment objectives.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. The Funds may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Sub-Adviser, such investment will be advantageous to the Funds. The Funds are free to reduce or eliminate their activity in any of these areas. A Funds' Sub-Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of a Fund's objectives.

AMERICAN DEPOSITARY RECEIPTS ("ADRs"). ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

ASSET-BACKED SECURITIES - Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card-holder. There may be a limited secondary market for such securities.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to 270 days.

CONSTRUCTION LOANS. In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or GNMA-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investors construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC").

When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FIXED INCOME SECURITIES. The market value of the fixed income investments in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value. Additional information regarding fixed income securities is described below:

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CORPORATE COUPON SECURITIES. Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

PAY-IN-KIND BONDS. Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

FOREIGN SECURITIES. Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

The value of a Fund's investments denominated in foreign currencies will depend on the relative

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strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds.

FORWARD FOREIGN CURRENCY CONTRACTS. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Fund may utilize forward currency contracts to hedge against either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when an adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date its matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the Investment Company Act of 1940, as amended (the "1940 Act").

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, a Fund may use futures contracts and related options for either (i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or (ii) for other purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which a Fund may use futures contracts and related options for purposes other than BONA FIDE hedging include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies: attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently

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with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on an adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the advisers determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, an adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

LOWER RATED SECURITIES. Lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default. There is no bottom limit on the ratings of high-yield securities that may be purchased or held by a Fund. In addition, a Fund may invest in unrated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

GROWTH OF HIGH YIELD BOND, HIGH RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Funds' net asset value.

PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Funds would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Funds' assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

TAXES. A Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. Government Securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by an adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see the Appendix to this SAI.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages. Mortgage-backed securities are described in more detail below:

GOVERNMENT PASS-THROUGH SECURITIES. These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie

Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Obligations of GNMA are backed by the full faith and credit of the U.S. government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. government but are considered to be of high quality since they are considered to be instrumentalities of the U.S. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government Securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

PRIVATE PASS-THROUGH SECURITIES. Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

MORTGAGE DOLLAR ROLLS. Mortgage "dollar rolls" are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, a Fund will place U.S. Government or other liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. government.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

ESTIMATED AVERAGE LIFE. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MUNICIPAL SECURITIES. Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

MUNICIPAL LEASES. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in

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bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

OPTIONS. A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Each Fund may trade put and call options on securities, securities indices and currencies, as the adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REITs. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by an adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the advisers monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of an adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for a Fund include restricted securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by an adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and, (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to the another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets. Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap, or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise cover the transaction by entering into an offsetting position or agreement.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury Obligations and the obligations of U.S. Government Agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government Securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

RECEIPTS. Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

YANKEE OBLIGATIONS. Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act, as amended. These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee obligations as obligations of foreign issuers, are subject to the same types of risks discussed in "Foreign Securities," above.

The yankee obligations selected for the Funds will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Fund and may not be changed without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of an affected Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding share, whichever is less.

Each Fund may not:

1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This investment limitation does not apply to the Real Estate Fund.

2. Purchase any securities which would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This investment limitation does not apply to the Real Estate Fund, which as a matter of fundamental policy, concentrates its investments in securities issued by companies primarily engaged in the real estate industry.

3. Issue any class of senior security (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Fund and may be changed with the approval of the Board of Trustees.

Each Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentage limitations (except for the limitations on borrowings and investing in illiquid securities) will apply at the time of the purchase of a security. For purposes of the industry concentration limitation specified in the SAI, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

THE ADVISER

GENERAL. SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serves as adviser to more than 9 investment companies, including more than XX funds, SIMC had more than $XX.X billion in assets as of August 31, 2003.

MANAGER OF MANAGERS STRUCTURE. SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain Sub-Advisers unaffiliated with SIMC for the Funds without submitting the Sub-Adviser agreements to a vote of the Fund's shareholders. Among other things, the exemptive relief permits SIMC to disclose only the aggregate amount payable by SIMC to the Sub-Advisers under all such Sub-Adviser agreements for each Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its Sub-Advisers.

SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, a number of sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-Advisers also are responsible for managing their employees who provide services to these Funds. These Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

ADVISORY AGREEMENT. SIMC serves as the investment adviser for the Fund under an investment advisory agreement with the Trust (the "Advisory Agreement"). The Advisory Agreement provides that SIMC shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or by the Adviser on 90 days' written notice to the Trust.

ADVISORY FEES. For its advisory services under the Advisory Agreement, each Fund will pay SIMC an annual fee, which is calculated daily and paid monthly, as a percentage of each Fund's daily net assets as follows: Managed Volatility Fund 0.65%, Large Cap Disciplined Equity Fund 0.40% and Real Estate Fund 0.65%. SIMC pays the Sub-Advisers out of its investment advisory fees.

THE SUB-ADVISERS

ANALYTIC INVESTORS, INC. Analytic Investors, Inc. ("Analytic") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. Analytic, a wholly owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970.

BARCLAYS GLOBAL FUND ADVISORS. Barclays Global Fund Advisors ("BGFA") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. BGFA is a majority-owned indirect subsidiary of Barclays Bank PLC, which is wholly-owned by Barclays PLC, a publicly listed holding company based in London, England.

ENHANCED INVESTMENT TECHNOLOGIES, LLC. Enhanced Investment Technologies, LLC ("INTECH") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. Janus Capital Group, Inc. owns 50.1% of INTECH and 49.9% of INTECH is owned by its employees. INTECH was founded in 1987.

PRUDENTIAL INVESTMENT MANAGEMENT, INC. Prudential Investment Management, Inc. ("Prudential") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. Prudential is a wholly owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly owned by Prudential Financial, Inc. Prudential was founded in 1984.

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED. Security Capital Research & Management Incorporated ("Security Capital") serves as a Sub-Adviser for a portion of the assets of the Real Estate Fund. Security Capital, a registered investment adviser, is 100% owned by General Electric Capital Services, Inc.

WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management Company, LLP ("Wellington Management") serves as a Sub-Adviser for a portion of the assets of the Real Estate Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie
A. Gabriel, Duncan M. McFarland and John R. Ryan.

SUB-ADVISORY AGREEMENTS WITH SIMC. Each Sub-Adviser serves as an investment sub-adviser to a Fund under an investment sub-advisory agreement with SIMC (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements"). Certain of the Sub-Advisory Agreements provide that a Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Sub-Advisory Agreement after the first two (2) years must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of a Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Sub-Adviser, or by the Sub-Adviser on 90 days' written notice to the Trust.

THE ADMINISTRATOR AND TRANSFER AGENT

GENERAL. SEI Investments Fund Management ("the Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SIMC, a wholly-owned subsidiary of SEI Investments, is the owner of all beneficial interest in the Administrator.

SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and SEI Management have entered into an administration and transfer agency agreement ("the Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that SEI Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days written notice to the Administrator; or (b) by the Administrator on not less than 90 days written notice to the Trust.

If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

GENERAL. SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor. The Distributor is a wholly-owned subsidiary of SEI Investments. The Distributor has its principal business offices at Oaks, Pennsylvania 19456.

DISTRIBUTION AGREEMENT WITH THE TRUST. The Distributor serves as the Fund's distributor pursuant to an amended and restated distribution agreement with the Trust dated September 12, 2002 (the "Distribution Agreement"). The Distribution Agreement must be specifically approved at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person or at a meeting called for the purpose of voting on such approval.

The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to the Fund on not less than sixty days' notice by the Trust's

Trustees, by vote of a majority of the outstanding shares of the Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

SHAREHOLDER SERVICING PLAN. The Trust has adopted shareholder servicing plans for their Class A, Class I and Class Y shares (each a "Service Plan" and collectively the "Service Plans"). Under the Service Plan for Class A Shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plans for Class I and Class Y Shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided in investments; and assisting clients in changing dividend options, account designations and addresses. Under each Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

ADMINISTRATIVE SERVICING PLAN. The Trust has adopted an administrative servicing plan ("Administrative Service Plan") for the Class I shares of the Funds. Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

CUSTODIAN

Wachovia, N.A. (formerly, First Union National Bank), located at Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), acts as custodian and wire agent of the assets. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT PUBLIC ACCOUNTANT

________________________ is located at Two Commerce Square, Suite 1700, 2001
Market Street, Philadelphia, Pennsylvania 19103.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 66 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

INTERESTED TRUSTEES.

ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1986)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Fund, Expedition Fund, The MDL Fund, SEI Global Master Fund plc, SEI Global Asset Fund plc, SEI Global Investments Fund plc, SEI Investments Global, Limited, SEI Index Fund, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1986)--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1978; Secretary of SEI Investments since 1974. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Fund, The MDL Fund, SEI Index Fund, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their relationship with the Trust's Distributor and SIMC.

INDEPENDENT TRUSTEES

F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1986)--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., July 1984 to January 1997. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, STI Classic Funds and STI Classic Variable Trust.

JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Attorney, Sole Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, State Street Research Capital Trust (consisting of 24 portfolios), Massachusetts Health and Education Tax-Exempt Trust, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991-December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, State Street Navigator Securities Lending Trust, since 1995; Trustee, The Fulcrum Trust (Allmerica Insurance). Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, MDL Funds, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Consultant, Grecoventures Ltd. Consulting since May 1999. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998-August 1998; Co-Chairman, Welfare to Work Program. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sunoco, Inc.; Director, Exelon Corporation; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

- AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust's most recently completed fiscal year.

- FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets as necessary, and met 16 times during the Trust's most recently completed fiscal year.

- NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS. The approval of the Advisory Agreement and each Sub-Advisory Agreement (collectively referred to as the "Investment Advisory Agreement") must be specifically approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to each Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. In connection with these approvals, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers. The Trustees use this information, as well as other information that the Adviser, the Sub-Advisers and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to approve each Investment Advisory Agreement.

Before meeting for the approval of the Investment Advisory Agreements, the Board requested and received written materials from the Adviser and each Sub-Adviser about: (a) the quality of the Adviser's and Sub-Advisers' investment management and other services; (b) the Adviser's and Sub-Advisers' investment management personnel; (c) the Adviser's and Sub-Advisers' operations and financial condition; (d) the Adviser's and Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Adviser's and Sub-Advisers' profitability from its Fund-related operations; (h) the Adviser's and Sub-Advisers' compliance systems;
(i) the Adviser's and Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) the Adviser's and Sub-Advisers' reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser and Sub-Advisers presented additional oral and written information to the Board to help the Board evaluate the Adviser's and Sub-Advisers' fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and the Adviser's and Sub-Advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve each Investment Advisory Agreement in consideration that: (i) the terms of each Investment Advisory Agreement are fair and reasonable; and (ii) the Adviser's and Sub-Advisers' fees are reasonable in light of the services that the Adviser and the Sub-Advisers provide to the Funds.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                      DOLLAR RANGE OF FUND SHARES      AGGREGATE DOLLAR RANGE OF SHARES
     NAME                       (FUND)*                        (FUND COMPLEX)*
-----------------   -------------------------------   ----------------------------------
Mr. Nesher                        **                           Over $100,000

Mr. Doran                         **                                None

Mr. Gooch                         **                           Over $100,000

Mr. Storey                        **                                None

Mr. Sullivan                      **                                None

Ms. Greco                         **                                None

----------
* Valuation date is December 31, 2002.
** Not in operation during the period.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                                      PENSION OR RETIREMENT         ESTIMATED ANNUAL        TOTAL COMPENSATION
                   AGGREGATE           BENEFITS ACCRUED AS           BENEFITS UPON          FROM THE TRUST AND
    NAME          COMPENSATION        PART OF FUND EXPENSES            RETIREMENT              FUND COMPLEX*
-------------   ----------------   ---------------------------   ----------------------   ----------------------
Mr. Nesher        $          0                N/A                         N/A                   $          0
Mr. Doran         $          0                N/A                         N/A                   $          0
Mr. Gooch         $     32,021                N/A                         N/A                   $    127,550
Mr. Storey        $     32,021                N/A                         N/A                   $    127,550
Mr. Sullivan      $     32,021                N/A                         N/A                   $    127,550
Ms. Greco         $     32,021                N/A                         N/A                   $    127,550

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment adviser, administrator or distributor.

EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since
1986)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since 2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the

Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.

TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary (since
1995)--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of SIMC, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.

JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer (since
2000)--Vice President and Assistant Secretary of the Trust, 1998-2000. Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Secretary of SIMC, the Administrator and the Distributor since May 1999. Associate, Paul, Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since
1998)--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

ROBERT S. LUDWIG (DOB 3/12/50)--Vice President and Assistant Secretary (since
1986)--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985-1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974-1985.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.

JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since
2002)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.

JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since
2002)--Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia (1988-2000).

PERFORMANCE

From time to time, each of the Funds may include the Fund's yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:

     Yield =2[((a-b)/cd + 1) TO THE POWER OF 6-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which a Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which a Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of a Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1 + T)n = ATV(D), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV(D) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by a Fund are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by a Fund are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which a Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of a Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATV(DR), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV(DR) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by a Fund are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by a Fund are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust follows guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time) (except for securities listed on NASDAQ, which are valued using NASDAQ Official Closing Price) or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available or the sub-adviser deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees. Additional information about valuing securities at fair value is provided under the sub-section "Fair Value Committee."

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or the sub-adviser deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. The Funds reasonably believe that prices provided by independent pricing agents are reliable, however, there can be no assurance that a pricing service's prices will be reliable. The pricing service relies on a variety of information in making its determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing services and their valuation methodologies are reviewed by the Administrator under the general supervision of the Trustees.

AMORTIZED COST METHOD VALUATION. Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on each business day on which the New York Stock Exchange ("NYSE") is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the Distributor, and/or the Custodian are not open for business.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state and local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

     This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net interest income excludable from net income, 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities;
(ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

     Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that all such taxes will be eliminated. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

     If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) out of its accumulated or current earnings and profits generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

     Each Fund receives income generally in the form of dividends and interest on its investments. Each Fund's income, less expenses incurred in the operation of such Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. All or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain counties with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you as long-term capital gain at a maximum rate of 15%, regardless of how long you have held your shares in a Fund. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

     The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year the Fund may designate and distribute to you as ordinary income, qualified dividend income or capital gains a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

     Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, will be treated as either long-term or short-term capital gain or loss depending upon how long you have held your shares. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.

     All or a portion of any loss that you realize upon the redemption of your shares of a Fund will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemptions. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

     For corporate investors in some of the Funds, dividend distributions such Funds designated to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if such Funds were regular corporations.

     A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) failed to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien).

     With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other Zero Coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

     The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

     The Funds may invest in complex securities. These investments may be subject to numerous special tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a

Fund and/or defer a Fund's ability to recognize losses. In turn, these may affect the amount, timing, or character of the income distributed to you by a Fund.

STATE TAXES. A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Some of the Funds may invest a portion of their portfolios in obligations of the U.S. Government. Many states grant tax-free status to dividends paid to a shareholder from interest earned on direct obligations of the U.S.
government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisers regarding the affect of federal, state, and local taxes in their own individual circumstances.

PORTFOLIO TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

BROKERAGE SELECTION. The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers and sub-advisers believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds' advisers under the Advisory and Sub-Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Fund's Sub-Advisers may place fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

BROKERAGE WITH FUND AFFILIATES. In connection with transactions effected for Funds operating within the "Manager of Managers" structure, SIMC and the various firms that serve as Sub-Advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a substantial portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the adviser, sub-advisers, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, no persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act.

MASTER/FEEDER OPTION

The Funds may in the future seek to achieve their investment objective by investing all of their assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Funds. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the Funds.

The initial shareholder(s) of the Funds voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of each Fund will be given 30 days prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

     The following descriptions of corporate bond ratings have been published by Moody's, S&P, and Fitch, Inc., ("Fitch"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occurring conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

  PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

  -  Leading market positions in well-established industries.

  -  High rates of return on funds employed.

  - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+"

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                           PART C. OTHER INFORMATION

Item 23.  EXHIBITS:

           (a)(1)    Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                       October 17, 1986 is herein incorporated by reference to
                       Exhibit 1 filed with the SEC on January 28, 1998.

           (a)(2)    Amendment to the Declaration of Trust dated December 23,
                       1988 is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on December 19, 1997.

           (b)       By-Laws are herein incorporated by reference to
                       Exhibit (b)(3) of Post-Effective Amendment No. 38 to
                       Registrant's Registration Statement on Form N-1A
                       (File Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2002.

           (c)       Not Applicable.

           (d)(1)    Investment Advisory Agreement between the Trust and SEI
                       Investments Management Corporation (the "Adviser") is herein incorporated by reference to Exhibit 5(cc) of Post-Effective Amendment No. 26 to Registrant's
                       Registration Statement on Form N-1A (File Nos. 33-9504 and
                       811-4878) filed with the SEC on January 28, 1997.

           (d)(2)    Investment Sub-Advisory Agreement between the Adviser and
                       LSV Asset Management with respect to the Trust's Large Cap
                       Value and Small Cap Value Portfolios is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 30, 1995.

           (d)(3)    Investment Sub-Advisory Agreement between the Adviser and
                       Martingale Asset Management, L.P. with respect to the Trust's Mid-Cap Portfolio is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment
                       No. 25 to Registrant's Registration Statement on
                       Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                       SEC on November 30, 1995.

           (d)(4)    Investment Sub-Advisory Agreement between the Adviser and
                       Western Asset Management Company with respect to the Core
                       Fixed Income Portfolio is herein incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 26 to
                       Registrant's Registration Statement on Form N-1A
                       (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 1998.

           (d)(5)    Investment Sub-Advisory Agreement between the Adviser and
                       BlackRock Advisors, Inc. with respect to the Trust's Core
                       Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 29 to
                       Registrant's Registration Statement on Form N-1A (File
                       Nos. 33-9504 and 811-4878) filed with the SEC on November 25, 1998.

           (d)(6)    Schedule B to the Sub-Advisory Agreement between the Adviser and BlackRock Advisors, Inc. with respect to the Core
                       Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 32 to
                       Registrant's Registration Statement on Form N-1A (File
                       Nos. 33-9504 and 811-4878) filed on January 28, 2000.

           (d)(7)    Investment Sub-Advisory Agreement between the Adviser and
                       Mazama Capital Management, Inc. with respect to the Small
                       Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 32 to
                       Registrant's Registration Statement on Form N-1A (File
                       Nos. 33-9504 and 811-4878) filed on January 28, 2000.

           (d)(8)    Investment Sub-Advisory Agreement between the Adviser and
                       Nomura Corporate Research and Asset Management, Inc. with respect to the High Yield Bond Portfolio is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 32 to Registrant's
                       Registration Statement on Form N-1A (File Nos. 33-9504 and
                       811-4878) filed on January 28, 2000.

           (d)(9)    Investment Sub-Advisory Agreement between the Adviser and
                       David J. Greene & Company, LLC with respect to the
                       Tax-Managed Small Cap Portfolio is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment
                       No. 35 to Registrant's Registration Statement on
                       Form N-1A (File Nos. 33-9504 and 811-4878) filed on
                       November 28, 2000.

           (d)(10)   Investment Sub-Advisory Agreement between the Adviser and
                       LSV Asset Management with respect to the Tax-Managed Small
                       Cap Portfolio is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 35 to
                       Registrant's Registration Statement on Form N-1A
                       (File Nos. 33-9504 and 811-4878) filed on November 28,
                       2000.

           (d)(11)   Investment Sub-Advisory Agreement between the Adviser and
                       McKinley Capital Management Inc. with respect to the Small
                       Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 35 to
                       Registrant's Registration Statement on Form N-1A (File
                       Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

           (d)(12)   Investment Sub-Advisory Agreement between the Adviser and
                       McKinley Capital Management Inc. with respect to the Tax-Managed Small Cap Portfolio is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment
                       No. 35 to Registrant's Registration Statement on
                       Form N-1A (File Nos. 33-9504 and 811-4878) filed on
                       November 28, 2000.

           (d)(13)   Investment Sub-Advisory Agreement between the Adviser and
                       Peregrine Capital Management, Inc. with respect to the Large Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment
                       No. 36 to Registrant's Registration Statement on
                       Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                       SEC on January 29, 2001.

           (d)(14)   Investment Sub-Advisory Agreement between the Adviser and
                       LSV Asset Management with respect to the Tax-Managed Large
                       Cap Portfolio is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 37 to
                       Registrant's Registration Statement on Form N-1A
                       (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2002.

           (d)(15)   Investment Sub-Advisory Agreement between the Adviser and
                       Parametric Portfolio Associates with respect to the Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment
                       No. 37 to Registrant's Registration Statement on
                       Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                       SEC on January 28, 2002.

           (d)(16)   Investment Sub-Advisory Agreement between the Adviser and
                       Shenkman Capital Management Inc. with respect to the High
                       Yield Bond Portfolio is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 37 to
                       Registrant's Registration Statement on Form N-1A
                       (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2002.

           (d)(17)   Investment Sub-Advisory Agreement between the Adviser and
                       Transamerica Investment Management, LLC with respect to the Large Cap Growth and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 37 to Registrant's
                       Registration Statement on Form N-1A (File Nos. 33-9504 and
                       811-4878) filed with the SEC on January 28, 2002.

           (d)(18)   Investment Sub-Advisory Agreement between the Adviser and
                       Artisan Partners Limited Partnership with respect to the Small Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment
                       No. 38 to Registrant's Registration Statement on
                       Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                       SEC on January 28, 2003.

           (d)(19)   Investment Sub-Advisory Agreement between the Adviser and
                       David J. Greene and Company, LLC with respect to the Small
                       Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 38 to
                       Registrant's Registration Statement on Form N-1A
                       (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

           (d)(20)   Investment Sub-Advisory Agreement between the Adviser and
                       Lee Munder Investments, Ltd. with respect to the Small Cap
                       Growth Portfolio is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 38 to
                       Registrant's Registration Statement on Form N-1A
                       (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

           (d)(21)   Investment Sub-Advisory Agreement between the Adviser and
                       Martingale Asset Management, L.P. with respect to the Small Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment
                       No. 38 to Registrant's Registration Statement on
                       Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                       SEC on January 28, 2003.

           (d)(22)   Investment Sub-Advisory Agreement between the Adviser and
                       Mazama Capital Management, Inc. with respect to the Tax-Managed Small Cap Portfolio is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment
                       No. 38 to Registrant's Registration Statement on
                       Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                       SEC on January 28, 2003.

           (d)(23)   Investment Sub-Advisory Agreement between the Adviser and
                       McKinley Capital Management Inc. with respect to the Large
                       Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 38 to
                       Registrant's Registration Statement on Form N-1A
                       (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

           (d)(24)   Investment Sub-Advisory Agreement between the Adviser and
                       Metropolitan West Asset Management LLC with respect to the
                       Core Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment
                       No. 38 to Registrant's Registration Statement on
                       Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                       SEC on January 28, 2003.

           (d)(25)   Investment Sub-Advisory Agreement between the Adviser and
                       Montag & Caldwell, Inc. with respect to the Large Cap
                       Growth and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 38 to Registrant's
                       Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

           (d)(26)   Investment Sub-Advisory Agreement between the Adviser and
                       Nicholas-Applegate Capital Management with respect to the High Yield Bond Portfolio is herein incorporated by reference to Exhibit (d)(32) of Post-Effective Amendment
                       No. 38 to Registrant's Registration Statement on
                       Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                       SEC on January 28, 2003.

           (d)(27)   Investment Sub-Advisory Agreement between the Adviser and
                       Peregrine Capital Management, Inc. with respect to the Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment
                       No. 38 to Registrant's Registration Statement on
                       Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                       SEC on January 28, 2003.

           (d)(28)   Investment Sub-Advisory Agreement between the Adviser and RS
                       Investments with respect to the Small Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 38 to Registrant's
                       Registration Statement on Form N-1A (File Nos. 33-9504 and
                       811-4878) filed with the SEC on January 28, 2003.

           (d)(29)   Investment Sub-Advisory Agreement between the Adviser and
                       Sanford C. Bernstein & Co., LLC with respect to the Large
                       Cap Value and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(35) of Post-
                       Effective Amendment No. 38 to Registrant's Registration
                       Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

           (d)(30)   Investment Sub-Advisory Agreement between the Adviser and
                       Security Capital Research & Management Incorporated with respect to the Small Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 38 to Registrant's
                       Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

           (d)(31)   Investment Sub-Advisory Agreement between the Adviser and
                       Wellington Management Company, LLP with respect to the Small Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment
                       No. 38 to Registrant's Registration Statement on
                       Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

           (d)(32)   Form of Investment Sub-Advisory Agreement between the
                       Adviser and Goldman Sachs Asset Management with respect to the Large Cap Growth and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 38 to Registrant's
                       Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

           (d)(33)   Investment Sub-Advisory Agreement between the Adviser and
                       Aronson+Johnson+Ortiz, LP with respect to the Large Cap
                       Value and Tax-Managed Large Cap Portfolios is filed herewith.

           (d)(34)   Investment Sub-Advisory Agreement between the Adviser and
                       Franklin Portfolio Associates, LLC with respect to the Large Cap Value and Tax-Managed Large Cap Portfolios is filed herewith.

           (d)(35)   Investment Sub-Advisory Agreement between the Adviser and
                       Barclays Global Fund Advisors with respect to the Large
                       Cap Disciplined Equity Portfolio is filed herewith.

           (d)(36)   Form of Investment Sub-Advisory Agreement between the
                       Adviser and Enhanced Investment Technologies, LLC with respect to the Large Cap Disciplined Equity Portfolio is filed herewith.

           (d)(37)   Investment Sub-Advisory Agreement between the Adviser and
                       Analytic Investors, Inc. with respect to the Large Cap
                       Disciplined Equity Portfolio is filed herewith.

           (d)(38)   Investment Sub-Advisory Agreement between the Adviser and
                       Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Portfolio is filed herewith.

           (d)(39)   Investment Sub-Advisory Agreement between the Adviser and
                       Delaware Management Company, a series of Delaware
                       Management Business Trust, with respect to the Small Cap
                       Growth and Tax-Managed Small Cap Portfolios is filed herewith.

           (d)(40)   Investment Sub-Advisory Agreement between the Adviser and
                       Wellington Management Company, LLP with respect to the Small Cap Value and Real Estate Portfolios is filed herewith.

           (d)(41)   Investment Sub-Advisory Agreement between the Adviser and
                       Security Capital Research & Management Incorporated with respect to the Real Estate Portfolio is filed herewith.

           (d)(42)   Investment Sub-Advisory Agreement between the Adviser and
                       BlackRock Advisors, Inc. with respect to the Small Cap
                       Value and Tax-Managed Small Cap Portfolios is filed herewith.

           (d)(43)   Investment Sub-Advisory Agreement between the Adviser and
                       Lee Munder Investments Ltd. with respect to the Small Cap
                       Value Portfolio is filed herewith.

           (d)(44)   Assumption Agreement dated March 28, 2003 between Goldman,
                       Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap
                       Funds is filed herewith.

           (e)       Amended and Restated Distribution Agreement between the
                       Trust and SEI Investments Distribution Co. dated
                       September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to
                       Registrant's Registration Statement on Form N-1A
                       (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

           (f)       Not Applicable.

           (g)(1)    Custodian Agreement between the Trust and CoreStates Bank,
                       N.A. (formerly Philadelphia National Bank) as originally filed with Pre-Effective Amendment No. 1 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 1987 is herein incorporated by reference to Exhibit 8(a) filed with the SEC on January 28, 1998.

           (g)(2)    Custodian Agreement between the Trust and United States
                       National Bank of Oregon filed with Pre-Effective Amendment
                       No. 1 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 29, 1987 is herein incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 28.

           (h)       Amended and Restated Administration and Transfer Agency
                       Agreement between the Trust and SEI Investments Fund
                       Management dated September 16, 2002 is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment
                       No. 38 to Registrant's Registration Statement on
                       Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                       SEC on January 28, 2003.

           (i)       Opinion and Consent of Counsel to be filed by later
                       amendment.

           (j)       Consent of Independent Accountants to be filed by later
                       amendment.

           (k)       Not Applicable.

           (l)       Not Applicable.

           (m)(1)    Shareholder Service Plan and Agreement with respect to the
                       Class A shares is incorporated by reference to
                       Exhibit 15(e) of Post-Effective Amendment No. 26 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on January 28, 1997.

           (m)(2)    Shareholder Service Plan and Agreement with respect to
                       Class I shares is herein incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 36 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed with the SEC on January 29, 2001.

           (m)(3)    Shareholder Service Plan and Agreement with respect to
                       Class Y shares is herein incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 36 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed with the SEC on January 29, 2001.

           (m)(4)    Administrative Service Plan and Agreement with respect to
                       Class I shares is herein incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 38 to
                       Registrant's Registration Statement on Form N-1A (File
                       Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2002.

           (n)       Rule 18f-3 Multiple Class Plan is herein incorporated by
                       reference to Exhibit (n) of Post-Effective Amendment
                       No. 38 to Registrant's Registration Statement on
                       Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                       SEC on January 28, 2003.

           (o)       Not applicable.

           (p)(1)    The Code of Ethics for SEI Investments Company is herein
                       incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 42 of SEI Daily Income
                       Trust's Registration Statement on Form N-1A
                       (File Nos. 2-77048 and 811-3451), filed with the SEC on May 30, 2000 (Accession #0000912057-00-026756).

           (p)(2)    The Code of Ethics for SEI Institutional Managed Trust is
                       herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(3)    The Code of Ethics for Artisan Partners Limited Partnership
                       is filed herewith.

           (p)(4)    The Code of Ethics for Barclays Global Fund Advisors is
                       herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 9 to SEI Institutional
                       Investments Trust's Registration Statement
                       (File Nos. 33-58041 and 811-7257) on Form N1-A, filed with the SEC on March 29, 2002
                       (Accession #0000912057-02-012707).

           (p)(5)    The Code of Ethics for BlackRock Advisors, Inc. is herein
                       incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 38 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.

           (p)(6)    The Code of Ethics for David J. Greene & Company, LLC is
                       herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 14, 2000.

           (p)(7)    The Code of Ethics for Goldman Sachs Asset Management is
                       herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 38 to Registrant's
                       Registration Statement on Form N-1A (File Nos. 33-9504 and
                       811-4878) filed with the SEC on January 28, 2003.

           (p)(8)    The Code of Ethics for Lee Munder Investments, Ltd. is
                       herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 38 to Registrant's
                       Registration Statement on Form N-1A (File Nos. 33-9504 and
                       811-4878) filed with the SEC on January 28, 2003.

           (p)(9)    The Code of Ethics for LSV Asset Management is herein
                       incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 38 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.

           (p)(10)   The Code of Ethics for Martingale Asset Management, L.P. is
                       herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(11)   The Code of Ethics for Mazama Capital Management Inc. is
                       herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(12)   The Code of Ethics for McKinley Capital Management Inc. is
                       herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 38 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.

           (p)(13)   The Code of Ethics for Metropolitan West Asset Management
                       LLC is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 10 to SEI
                       Institutional Investments Trust's Registration Statement
                       (File Nos. 33-58041 and 811-7257) on Form N1-A, filed with the SEC on September 30, 2002
                       (Accession #0000912057-02-037245).

           (p)(14)   The Code of Ethics for Montag & Caldwell, Inc. is herein
                       incorporated by reference to Exhibit (p)(43) of Post-Effective Amendment No. 9 to SEI Institutional
                       Investments Trust's Registration Statement
                       (File Nos. 33-58041 and 811-7257) on Form N1-A, filed with the SEC on March 29, 2002
                       (Accession #0000912057-02-012707).

           (p)(15)   The Code of Ethics for Nicholas-Applegate Capital Management
                       is filed herewith.

           (p)(16)   The Code of Ethics for Nomura Corporate Resesarch and Asset
                       Management, Inc. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 33 to
                       Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed on July 3, 2000.

           (p)(17)   The Code of Ethics for Parametric Portfolio Associates dated
                       June 15, 2001, is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 38 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504), filed with the SEC on January 28, 2002.

           (p)(18)   The Code of Ethics for Peregrine Capital Management, Inc. is
                       herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 36 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.

           (p)(19)   The Code of Ethics for RS Investments is herein incorporated by reference to Exhibit (p)(16) of Post-Effective
                       Amendment No. 33 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(20)   The Code of Ethics for Sanford Bernstein & Co., Inc. is
                       herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(21)   The Code of Ethics for Security Capital Research &
                       Management Incorporated is filed herewith.

           (p)(22)   The Code of Ethics for Shenkman Capital Management, Inc. is
                       herein incorporated by reference to Exhibit (p)(38) of Post-Effective Amendment No. 7 to SEI Institutional
                       Investments Trust's Registration Statement on Form N-1A
                       (File Nos. 33-58041 and 811-7257) filed with the SEC on September 28, 2001 (Accession #0000912057-00-043038).

           (p)(23)   The Code of Ethics for Transamerica Investment Management,
                       LLC is filed herewith.

           (p)(24)   The Code of Ethics for Wellington Management Company, LLP is
                       herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 43 to SEI Daily Income
                       Trust's Registration Statement (File Nos. 2-77048 and
                       811-03451) on Form N1-A, filed with the SEC on January 19, 2001 (Accession #0000912057-01-002396).

           (p)(25)   The Code of Ethics for Western Asset Management Company is
                       filed herewith.

           (p)(26)   The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 12 to SEI Institutional
                       Investments Trust's Registration Statement on Form N-1A
                       (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

           (p)(27)   The Code of Ethics for Franklin Portfolio Associates, LLC is
                       herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 12 to SEI Institutional
                       Investments Trust's Registration Statement on Form N-1A
                       (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

           (p)(28)   The Code of Ethics for Enhanced Investment Technologies, LLC
                       is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 12 to SEI Institutional
                       Investments Trust's Registration Statement on Form N-1A
                       (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

           (p)(29)   The Code of Ethics for Analytic Investors, Inc. is herein
                       incorporated by reference to Exhibit (p)(35) of Post-Effective Amendment No. 12 to SEI Institutional
                       Investments Trust's Registration Statement on Form N-1A
                       (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

           (p)(30)   The Code of Ethics for Prudential Investment
                       Management, Inc. is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 12 to SEI
                       Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

           (p)(31)   The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 12 to SEI Institutional
                       Investments Trust's Registration Statement on Form N-1A
                       (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

           (q)       Powers of Attorney for Robert A. Nesher, William M. Doran,
                       George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                       Greco, James R. Foggo, James M. Storey and Edward D.
                       Loughlin are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 5 to SEI
                       Insurance Products Trust's Registration Statement on
                       Form N-1A (File No. 333-70013) filed with the SEC on
                       April 30, 2003.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    None.

Item 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


ANALYTIC INVESTORS, INC.



    Analytic Investors, Inc. ("Analytic") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of Analytic is 700 South Flower Street, Suite 2400, Los Angeles, California 90017. Analytic is a registered investment adviser under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Roger G. Clarke                Ensign Peak Advisors           President
Chairman

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Scott Powers                   Old Mutual (US)                Chief Executive Officer
Director                         Holdings, Inc.

                               Old Mutual Asset Managers      Chief Executive Officer
                                 (US) LLC



ARONSON+JOHNSON+ORTIZ, LP



    Aronson+Johnson+Ortiz, LP ("Aronson") is a sub-adviser for the Registrant's Large Cap Value and Tax-Managed Large Cap Funds. The principal business address of Aronson is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102. Aronson is a registered investment adviser under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Theodore R. Aronson                         --                             --
Managing Principal Portfolio
  Manager

Kevin M. Johnson                            --                             --
Principal Portfolio Manager

Martha E. Ortiz                             --                             --
Principal Portfolio Manager

Stefani Cranston                            --                             --
Principal Accounting

Paul Dodge                                  --                             --
Principal Operations

Gina Marie N. Moore                         --                             --
Principal Research

Gregory J. Rogers                           --                             --
Principal Trading


ARTISAN PARTNERS LIMITED PARTNERSHIP

    Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Artisan is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan is an investment adviser registered under the Adviser Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew A. Ziegler              Artisan Distributors LLC       Officer
Chief Executive Officer

Lawrence A Totsky              Artisan Distributors LLC       Officer
Chief Financial Officer

Carlene M. Ziegler             Heidrick & Struggles           Independent Director
Portfolio Manager                International, Inc.

BARCLAYS GLOBAL FUND ADVISORS


    Barclays Global Fund Advisors ("BGFA") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of BGFA is 45 Fremont Street, San Francisco, California 94105. BGFA is a registered investment adviser under the Advisers Act.


      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Blake Grossman                 Barclays Global Investors,     Director, Chairman
Director and Managing            N.A.
  Director

Andrew Skirton                 Barclays Global Investors,     Director
Director                         N.A.

Andrea Zulberti                Barclays Global Investors,     Chief Administrative Officer
Director and Chief               N.A.
  Administrative Officer

Frank Ryan                     Barclays Global Investors,     Chief Financial Officer
Chief Financial Officer          N.A.

BLACKROCK ADVISORS, INC.


    BlackRock Advisors, Inc. ("BlackRock") is a sub-adviser for the Registrant's Core Fixed Income, Small Cap Value and Tax-Managed Small Cap Funds. The principal address of BlackRock is 40 East 52nd Street, New York, New York 10022. BlackRock is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Laurence Fink                  BlackRock, Inc.                Chairman, CEO

                               BlackRock Asia Limited         Chairman, CEO

                               BlackRock Financial            Chairman, CEO
                                 Management, Inc.

                               BlackRock International, Ltd.  Chairman, CEO

                               BlackRock Investments, Inc.    Chairman, CEO

                               BlackRock (Japan), Inc.        Chairman, CEO

                               BlackRock Overseas Investment  Chairman, CEO
                                 Corp.

                               Risk Monitors, Inc.            Chairman, CEO

                               Advanced Investment            Chairman, CEO
                                 Management, Inc.

                               BlackRock Advisors, Inc.       CEO

                               BlackRock Capital Management,  CEO
                                 Inc.

                               BlackRock Funding, Inc.        CEO

                               BlackRock Institutional        CEO
                                 Management Corp.

                               BlackRock Japan Holdings,      CEO
                                 Inc.

                               Nomura BlackRock Asset         Chairman
                                 Management Co., Ltd.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Anthracite Capital, Inc.       Chairman

                               BlackRock Funds                President, Trustee

                               BlackRock's Offshore Funds     Director

                               New York Stock Exchange        Director

Ralph Schlosstein              BlackRock, Inc.                President, Director

                               BlackRock Asia Limited         President, Director

                               BlackRock Financial            President, Director
                                 Management, Inc.

                               BlackRock International, Ltd.  President, Director

                               BlackRock (Japan), Inc.        President, Director

                               BlackRock Overseas Investment  President, Director
                                 Corp.

                               Risk Monitors, Inc.            President, Director

                               Advanced Investment            President, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       President, Director

                               BlackRock Capital Management,  President, Director
                                 Inc.

                               BlackRock Funding, Inc.        President, Director

                               BlackRock Institutional        President, Director
                                 Management Corp.

                               BlackRock Japan Holdings,      President, Director
                                 Inc.

                               BlackRock Closed-End Mutual    President, Director, Chairman
                                 Funds

                               BlackRock Provident            President, Chairman
                                 Institutional Funds

                               BlackRock Investments, Inc.    Director

                               Anthracite Capital, Inc.       Director

Robert Kapito                  BlackRock, Inc.                Vice Chairman

                               BlackRock Advisors, Inc.       Vice Chairman, Director

                               BlackRock Capital Management,  Vice Chairman, Director
                                 Inc.

                               BlackRock Funding, Inc.        Vice Chairman, Director

                               BlackRock Institutional        Vice Chairman, Director
                                 Management Corp.

                               BlackRock Japan Holdings,      Vice Chairman, Director
                                 Inc.

                               BlackRock Asia Limited         Vice Chairman, Director

                               BlackRock Financial            Vice Chairman, Director
                                 Management, Inc.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock International, Ltd.  Vice Chairman, Director

                               BlackRock (Japan), Inc.        Vice Chairman, Director

                               BlackRock Overseas Investment  Vice Chairman, Director
                                 Corp.

                               Risk Monitors, Inc.            Vice Chairman, Director

                               Advanced Investment            Vice Chairman, Director
                                 Management, Inc.

                               BlackRock Closed-End Mutual    President, Director
                                 Funds

                               Smith Barney Adjustable Rate   President, Director
                                 Government Income Fund

                               I-Cruise.com, Corp.            Director

Robert Connolly                BlackRock, Inc.                General Counsel, Secretary,
                                                                Managing Director

                               BlackRock Financial            General Counsel, Secretary,
                                 Management, Inc.               Managing Director

                               BlackRock International, Ltd.  General Counsel, Secretary,
                                                                Managing Director

                               BlackRock (Japan), Inc.        General Counsel, Secretary,
                                                                Managing Director

                               BlackRock Overseas Investment  General Counsel, Secretary,
                                 Corp.                          Managing Director

                               Risk Monitors, Inc.            General Counsel, Secretary,
                                                                Managing Director

                               Advanced Investment            General Counsel, Secretary,
                                 Management, Inc.               Managing Director

                               BlackRock Advisors, Inc.       General Counsel, Secretary,
                                                                Managing Director

                               BlackRock Capital Management,  General Counsel, Secretary,
                                 Inc.                           Managing Director

                               BlackRock Funding, Inc.        General Counsel, Secretary,
                                                                Managing Director

                               BlackRock Institutional        General Counsel, Secretary,
                                 Management Corp.               Managing Director

                               BlackRock Japan Holdings,      General Counsel, Secretary,
                                 Inc.                           Managing Director

                               BlackRock Investments, Inc.    General Counsel, Secretary

Paul Audet                     BlackRock, Inc.                Chief Financial Officer

                               BlackRock Financial            Chief Financial Officer
                                 Management, Inc.

                               BlackRock International, Ltd.  Chief Financial Officer

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock (Japan), Inc.        Chief Financial Officer

                               BlackRock Overseas Investment  Chief Financial Officer
                                 Corp.

                               Risk Monitors, Inc.            Chief Financial Officer

                               Advanced Investment            Chief Financial Officer
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Director

                               BlackRock Capital Management,  Director
                                 Inc.

                               BlackRock Funding, Inc.        Director

                               BlackRock Institutional        Director
                                 Management Corp.

                               BlackRock Japan Holdings,      Director
                                 Inc.

                               BlackRock Provident            Treasurer
                                 Institutional Funds

                               BlackRock Funds                Treasurer

Laurence Carolan               BlackRock Advisors, Inc.       Managing Director, Director

                               BlackRock Capital Management,  Managing Director, Director
                                 Inc.

                               BlackRock Funding, Inc.        Managing Director, Director

                               BlackRock Institutional        Managing Director, Director
                                 Management Corp.

                               BlackRock Japan Holdings,      Managing Director, Director
                                 Inc.

                               BlackRock, Inc.                Managing Director

                               BlackRock Financial            Managing Director
                                 Management, Inc.

                               BlackRock (Japan), Inc.        Managing Director

                               BlackRock Overseas Investment  Managing Director
                                 Corp.

                               Risk Monitors, Inc.            Managing Director

Kevin Klingert                 BlackRock Advisors, Inc.       Managing Director, Director

                               BlackRock Capital Management,  Managing Director, Director
                                 Inc.

                               BlackRock Funding, Inc.        Managing Director, Director

                               BlackRock Institutional        Managing Director, Director
                                 Management Corp.

                               BlackRock Japan Holdings,      Managing Director, Director
                                 Inc.

                               BlackRock, Inc.                Managing Director

                               BlackRock Financial            Managing Director
                                 Management, Inc.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock (Japan), Inc.        Managing Director

                               BlackRock Overseas Investment  Managing Director
                                 Corp.

                               Risk Monitors, Inc.            Managing Director

John Moran                     BlackRock Advisors, Inc.       Managing Director, Director

                               BlackRock Capital Management,  Managing Director, Director
                                 Inc.

                               BlackRock Funding, Inc.        Managing Director, Director

                               BlackRock Institutional        Managing Director, Director
                                 Management Corp.

                               BlackRock Japan Holdings,      Managing Director, Director
                                 Inc.

                               BlackRock, Inc.                Managing Director

                               BlackRock Financial            Managing Director
                                 Management, Inc.

                               BlackRock (Japan), Inc.        Managing Director

                               BlackRock Overseas Investment  Managing Director
                                 Corp.

                               Risk Monitors, Inc.            Managing Director

                               BlackRock Investments, Inc.    President

Thomas Nevin                   BlackRock Advisors, Inc.       Managing Director, Director

                               BlackRock Capital Management,  Managing Director, Director
                                 Inc.

                               BlackRock Funding, Inc.        Managing Director, Director

                               BlackRock Institutional        Managing Director, Director
                                 Management Corp.

                               BlackRock Japan Holdings,      Managing Director, Director
                                 Inc.

                               BlackRock, Inc.                Managing Director

                               BlackRock Financial            Managing Director
                                 Management, Inc.

                               BlackRock (Japan), Inc.        Managing Director

                               BlackRock Overseas Investment  Managing Director
                                 Corp.

                               Risk Monitors, Inc.            Managing Director

DAVID J. GREENE AND COMPANY, LLC


    David J. Greene and Company, LLC ("David J. Greene") is a sub-adviser for the Registrant's Small Cap Value and Tax-Managed Small Cap Funds. The principal business address of David J. Greene is 599 Lexington Avenue, 12th Floor New York, New York 10022. David J. Greene is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Michael C. Greene                           --                             --
Chief Executive Officer

Alan I. Greene                              --                             --
Chairman of Investment
  Committee

Marcia R. Dachs, CPA                        --                             --
Chief Financial Officer

E. Stephen Walsh                            --                             --
Chief Administrative Officer

David R. Pedowitz                           --                             --
Director of Research

Erwin A. Zeuschner                          --                             --
Director of Portfolio
  Management

Ralph Ruiz                                  --                             --
Director of Trading

Robert J. Ravitz, CFA                       --                             --
Senior Vice President

Benjamin H. Nahum                           --                             --
Executive Vice President

Jordan F. Posner                            --                             --
Vice President

James R. Greene                             --                             --
Senior Vice President

Stanley G. Lee, CFA                         --                             --
Vice President

Pong Chan                                   --                             --
Director, MIS

Clarissa Moore                              --                             --
Director of Marketing/ Client
  Service

Jack Estes                                  --                             --
Vice President

DELAWARE MANAGEMENT BUSINESS TRUST



    Delaware Management Business Trust ("DMBT") is a sub-adviser for the Registrant's Small Cap Growth and Tax-Managed Small Cap Funds. The principal business address of DMBT is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. DMBT is a registered investment adviser under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jude T. Driscoll               Delaware Management Company    CEO, Trustee
President, CEO

                               DIAL Holding Company, Inc.     CEO, Trustee

                               Delaware General               CEO, Trustee
                                 Management, Inc.

                               Delaware Management            CEO, Trustee
                                 Company, Inc.

                               Delaware Investments Fund      Chairman, Trustee
                                 Family

                               Delaware Management            President, CEO, Director/
                                 Holdings, Inc.                 Trustee

                               DMH Corp                       President, CEO, Director/
                                                                Trustee

                               Delaware Investments           President, CEO, Director/
                                 U.S., Inc.                     Trustee

                               Delaware Distributors, Inc.    President, CEO, Director/
                                                                Trustee

                               Lincoln National Investment    President, CEO, Director/
                                 Companies, Inc.                Trustee

                               Delaware Investment Advisers   President, CEO

                               Delaware Capital Management    President, CEO

                               Delaware Distributors, L.P.    President, CEO

                               Delaware Lincoln Cash          President
                                 Management

                               Delaware Service               Director
                                 Company, Inc.

                               Retirement Financial, Inc.     Director

                               LNC Administrative Services    Director
                                 Corporation

                               HYPPCO Finance Company Ltd.    Director

David K. Downes                Delaware Management Company    President
Executive Vice President,
  COO, CFO

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Services              Chairman, President, CEO,
                                 Company, Inc.                  Director/Trustee

                               Retirement Financial           Chairman, President, CEO,
                                 Service, Inc.                  Director/Trustee

                               LNC Administrative Services    Chairman, President, CEO,
                                 Corporation                    Director/Trustee

                               Delaware Management Trust      Chairman, CEO, Director/
                                 Company                        Trustee

                               Delaware Investments Funds     President, CEO, CFO
                                 Family

                               Delaware International         President, COO, CFO,
                                 Holdings Ltd                   Director/ Trustee

                               Delaware General               President, COO, Director/
                                 Management, Inc.               Trustee

                               Delaware Management            President, Director
                                 Company, Inc.

                               Delaware Management            Executive Vice President,
                                 Holdings, Inc.                 COO, CFO, Director/Trustee

                               DMH Corp.                      Executive Vice President,
                                                                COO, CFO, Director/Trustee

                               Delaware Distributors, Inc.    Executive Vice President,
                                                                COO, CFO, Director/Trustee

                               DIAL Holding Company, Inc.     Executive Vice President,
                                                                COO, CFO, Director/Trustee

                               Delaware Investments           Executive Vice President,
                                 U.S., Inc.                     COO, CFO, Director/Trustee

                               Lincoln National Investment    Executive Vice President,
                                 Companies, Inc.                COO, CFO, Director/Trustee

                               Delaware Investment Advisers   Executive Vice President,
                                                                COO, CFO

                               Delaware Capital Management    Executive Vice President,
                                                                COO, CFO

                               Delaware Lincoln Cash          Executive Vice President,
                                 Management                     COO, CFO

                               Delaware Distributors, L.P.    Executive Vice President,
                                                                COO, CFO

                               Delaware International         Director
                                 Advisers Ltd.

                               Lincoln National Income        President, Director
                                 Fund, Inc.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Lincoln National Convertible   President, Director
                                 Securities Fund, Inc.

Patrick P. Coyne               Delaware Management Company    Managing Director, CEO
Senior Vice President, Deputy
  Chief Investment Officer--
  Fixed Income, Managing
  Director

                               Delaware Investments Funds     Managing Director, CEO
                                 Family

                               Delaware Investment Advisers   Managing Director, Deputy CIO

                               Delaware Capital Management    Managing Director, Deputy CIO

                               Delaware Management            Managing Director--Fixed
                                 Holdings, Inc.                 Income

                               Lincoln National Investment    Managing Director--Fixed
                                 Companies, Inc.                Income

Gerald S. Frey                 Delaware Management Company    Managing Director/CIO--
Managing Director/CIO--                                         Growth Investing
  Growth Investing

                               Delaware Investment Advisers   Managing Director/CIO--
                                                                Growth Investing

                               Delaware Capital Management    Managing Director/CIO--
                                                                Growth Investing

                               Delaware Management            Managing Director/CIO--
                                 Holdings, Inc.                 Growth Investing

                               Lincoln National Investment    Managing Director/CIO--
                                 Companies, Inc.                Growth Investing

                               Delaware Investments Funds     Managing Director/CIO--
                                 Family                         Growth Investing

Lisa O. Brinkley               Delaware Management Company    Senior Vice President,
Senior Vice President,                                          Compliance Director
  Compliance Director

                               Delaware Investment Advisers   Senior Vice President,
                                                                Compliance Director

                               Delaware Capital Management    Senior Vice President,
                                                                Compliance Director

                               Delaware Lincoln Cash          Senior Vice President,
                                 Management                     Compliance Director

                               Delaware Management            Senior Vice President,
                                 Holdings, Inc.                 Compliance Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               DMH Corp.                      Senior Vice President,
                                                                Compliance Director

                               Delaware Management            Senior Vice President,
                                 Company, Inc.                  Compliance Director

                               Delaware Service               Senior Vice President,
                                 Company, Inc.                  Compliance Director

                               Retirement Financial           Senior Vice President,
                                 Services, Inc.                 Compliance Director

                               Delaware Distributors, L.P.    Senior Vice President,
                                                                Compliance Director

                               Delaware Distributors, Inc.    Senior Vice President,
                                                                Compliance Director

                               Delaware General               Senior Vice President,
                                 Management, Inc.               Compliance Director

                               DIAL Holding Company, Inc.     Senior Vice President,
                                                                Compliance Director

                               Lincoln National Investment    Senior Vice President,
                                 Companies, Inc.                Compliance Director

                               LNC Administrative Services    Senior Vice President,
                                 Corporation                    Compliance Director

                               Delaware Investments Funds     Senior Vice President,
                                 Family                         Compliance Director

                               Delaware Management Trust      Senior Vice President,
                                 Company                        Compliance Director,
                                                                Assistant Secretary

Joseph H. Hastings             Delaware Management Company    Senior Vice President,
Senior Vice President,                                          Treasurer, Controller
  Treasurer, Controller

                               Delaware Lincoln Cash          Senior Vice President,
                                 Management                     Treasurer, Controller

                               Delaware Capital Management    Senior Vice President,
                                                                Treasurer, Controller

                               Delaware Management            Senior Vice President,
                                 Holdings, Inc.                 Treasurer, Controller

                               DMH Corp.                      Senior Vice President,
                                                                Treasurer, Controller

                               Delaware Management            Senior Vice President,
                                 Company, Inc.                  Treasurer, Controller

                               Delaware Service               Senior Vice President,
                                 Company, Inc.                  Treasurer, Controller

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Distributors, L.P.    Senior Vice President,
                                                                Treasurer, Controller

                               Delaware Distributors, Inc.    Senior Vice President,
                                                                Treasurer, Controller

                               Delaware General               Senior Vice President,
                                 Management, Inc.               Treasurer, Controller

                               Delaware Investments           Senior Vice President,
                                 U.S., Inc.                     Treasurer, Controller

                               DIAL Holding Company, Inc.     Senior Vice President,
                                                                Treasurer, Controller

                               Lincoln National Investment    Senior Vice President,
                                 Companies, Inc.                Treasurer, Controller

                               LNC Administrative Services    Senior Vice President,
                                 Corporation                    Treasurer, Controller

Joanne O. Hutcheson            Delaware Management Company    Senior Vice President, Human
Senior Vice President, Human                                    Resources
  Resources

                               Delaware Investment Advisers   Senior Vice President, Human
                                                                Resources

                               Delaware Capital Management    Senior Vice President, Human
                                                                Resources

                               Delaware Lincoln Cash          Senior Vice President, Human
                                 Management                     Resources

                               Delaware Management            Senior Vice President, Human
                                 Holdings, Inc.                 Resources

                               DMH Corp.                      Senior Vice President, Human
                                                                Resources

                               Delaware Management            Senior Vice President, Human
                                 Company, Inc.                  Resources

                               Delaware Service               Senior Vice President, Human
                                 Company, Inc.                  Resources

                               Retirement Financial           Senior Vice President, Human
                                 Services, Inc.                 Resources

                               Delaware Management Trust      Senior Vice President, Human
                                 Company                        Resources

                               Delaware Distributors, L.P.    Senior Vice President, Human
                                                                Resources

                               Delaware Distributors, Inc.    Senior Vice President, Human
                                                                Resources

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware General               Senior Vice President, Human
                                 Management, Inc.               Resources

                               Delaware Investments           Senior Vice President, Human
                                 U.S., Inc.                     Resources

                               DIAL Holding Company, Inc.     Senior Vice President, Human
                                                                Resources

                               Lincoln National Investment    Senior Vice President, Human
                                 Companies, Inc.                Resources

                               LNC Administrative Services    Senior Vice President, Human
                                 Corporation                    Resources

                               Delaware Investments Funds     Senior Vice President, Human
                                 Family                         Resources

Richelle S. Maestro            Delaware Management Company    Senior Vice President,
Senior Vice President,                                          General Counsel, Secretary
  General Counsel, Secretary

                               Delaware Investment Advisers   Senior Vice President,
                                                                General Counsel, Secretary

                               Delaware Lincoln Cash          Senior Vice President,
                                 Management                     General Counsel, Secretary

                               Delaware Management            Senior Vice President,
                                 Holdings, Inc.                 General Counsel, Secretary

                               DMH Corp., Inc.                Senior Vice President,
                                                                General Counsel, Secretary

                               Delaware Management Trust      Senior Vice President,
                                 Company                        General Counsel, Secretary

                               Delaware Management Business   Senior Vice President,
                                 Trust                          General Counsel, Secretary

                               Lincoln National Investment    Senior Vice President, Deputy
                                 Companies, Inc.                General Counsel, Secretary

                               DIAL Holding Company           Senior Vice President, Deputy
                                                                General Counsel, Secretary

                               Delaware Investments           Senior Vice President, Deputy
                                 U.S., Inc.                     General Counsel, Secretary

                               Delaware General               Senior Vice President, Deputy
                                 Management, Inc.               General Counsel, Secretary

                               Delaware Management            Senior Vice President, Deputy
                                 Company, Inc.                  General Counsel, Secretary

                               Delaware Service               Senior Vice President, Deputy
                                 Company, Inc.                  General Counsel, Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Retirement Financial           Senior Vice President, Deputy
                                 Services, Inc.                 General Counsel, Secretary

                               LNC Administrative Services    Senior Vice President, Deputy
                                 Corporation                    General Counsel, Secretary

                               Delaware Investments Funds     Senior Vice President, Deputy
                                 Family                         General Counsel, Secretary

                               Delaware International         Senior Vice President, Deputy
                                 Holdings Ltd.                  General Counsel, Assistant
                                                                Secretary

                               Delaware Distributors, Inc.    Senior Vice President,
                                                                General Counsel, Secretary,
                                                                Director

                               Delaware Capital Management    Senior Vice President,
                                                                General Counsel, Secretary,
                                                                Director

                               Delaware Distributors, L.P.    Senior Vice President,
                                 Tri-R Associates               General Counsel, Secretary,
                                                                General Partner

David F. Connor                Delaware Management Company    Vice President, Deputy
Vice President, Deputy                                          General Counsel, Assistant
  General Counsel, Assistant                                    Secretary
  Secretary

                               Delaware Investment Advisers   Vice President, Deputy
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Lincoln Cash          Vice President, Deputy
                                 Management                     General Counsel, Assistant
                                                                Secretary

                               Delaware Capital Management    Vice President, Deputy
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Management            Vice President, Deputy
                                 Holdings, Inc.                 General Counsel, Assistant
                                                                Secretary

                               DMH Corp.                      Vice President, Deputy
                                                                General Counsel, Assistant
                                                                Secretary

                               DIAL Holding Company, Inc.     Vice President, Deputy
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Investments           Vice President, Deputy
                                 U.S., Inc.                     General Counsel, Assistant
                                                                Secretary

                               Delaware Management            Vice President, Deputy
                                 Company, Inc.                  General Counsel, Assistant
                                                                Secretary

                               Delaware Service               Vice President, Deputy
                                 Company, Inc.                  General Counsel, Assistant
                                                                Secretary

                               Retirement Financial           Vice President, Deputy
                                 Services, Inc.                 General Counsel, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Management Trust      Vice President, Deputy
                                 Company                        General Counsel, Assistant
                                                                Secretary

                               Delaware Distributors, L.P.    Vice President, Deputy
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Distributors, Inc.    Vice President, Deputy
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware General               Vice President, Deputy
                                 Management, Inc.               General Counsel, Assistant
                                                                Secretary

                               Lincoln National Investment    Vice President, Deputy
                                 Companies, Inc.                General Counsel, Assistant
                                                                Secretary

                               LNC Administrative Services    Vice President, Deputy
                                 Corporation                    General Counsel, Assistant
                                                                Secretary

                               Delaware Investments Fund      Vice President, Deputy
                                 Family                         General Counsel, Assistant
                                                                Secretary

                               Lincoln National Income        Secretary
                                 Fund, Inc.

                               Lincoln National Convertible   Secretary
                                 Securities Fund, Inc.

David P. O'Connor              Delaware Management Company    Vice President, Associate
Vice President, Associate                                       General Counsel, Assistant
  General Counsel, Assistant                                    Secretary
  Secretary

                               Delaware Investment Advisers   Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Capital Management    Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Management            Vice President, Associate
                                 Holdings, Inc.                 General Counsel, Assistant
                                                                Secretary

                               DMH Corp.                      Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Management            Vice President, Associate
                                 Company, Inc.                  General Counsel, Assistant
                                                                Secretary

                               Delaware Service Company Inc.  Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Distributors, L.P.    Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Distributors, Inc.    Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware General               Vice President, Associate
                                 Management, Inc.               General Counsel, Assistant
                                                                Secretary

                               Delaware Investments           Vice President, Associate
                                 U.S., Inc.                     General Counsel, Assistant
                                                                Secretary

                               DIAL Holding Company, Inc.     Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Lincoln National Investment    Vice President, Associate
                                 Companies, Inc.                General Counsel, Assistant
                                                                Secretary

                               LNC Administrative Services    Vice President, Associate
                                 Corporation                    General Counsel, Assistant
                                                                Secretary

                               Delaware Investments Funds     Vice President, Associate
                                 Family                         General Counsel, Assistant
                                                                Secretary

Kevin S. Lee                   Delaware Management Company    Vice President, Assistant
Vice President, Assistant                                       Controller
  Controller

                               Delaware Investment Advisers   Vice President, Assistant
                                                                Controller

                               Delaware Lincoln Cash          Vice President, Assistant
                                 Management                     Controller

                               Delaware Capital               Vice President, Assistant
                                 Management, Inc.               Controller

                               Delaware Management            Vice President, Assistant
                                 Holdings, Inc.                 Controller

                               DMH Corp.                      Vice President, Assistant
                                                                Controller

                               DIAL Holding Company, Inc.     Vice President, Assistant
                                                                Controller

                               Delaware Investments           Vice President, Assistant
                                 U.S., Inc.                     Controller

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Management            Vice President, Assistant
                                 Company, Inc.                  Controller

                               Delaware Service               Vice President, Assistant
                                 Company, Inc.                  Controller

                               Retirement Financial           Vice President, Assistant
                                 Services, Inc.                 Controller

                               Delaware Management Trust      Vice President, Assistant
                                 Company                        Controller

                               Delaware Distributor, L.P.     Vice President, Assistant
                                                                Controller

                               Delaware Distributors, Inc.    Vice President, Assistant
                                                                Controller

                               Delaware General               Vice President, Assistant
                                 Management, Inc.               Controller

                               Lincoln National Investment    Vice President, Assistant
                                 Companies, Inc.                Controller

                               LNC Administrative Services    Vice President, Assistant
                                 Corporation                    Controller

Brian L. Murray. Jr.           Delaware Management Company    Vice President, Associate
Vice President, Associate                                       General Counsel, Assistant
  General Counsel, Assistant                                    Secretary
  Secretary

                               Delaware Investment Advisers   Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Capital Management    Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Delaware Service               Vice President, Associate
                                 Company, Inc.                  General Counsel, Assistant
                                                                Secretary

                               Delaware Distributors, Inc.    Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

                               Retirement Financial           Vice President, Associate
                                 Services, Inc.                 General Counsel, Assistant
                                                                Secretary

                               Delaware Distributors, L.P.    Vice President, Associate
                                                                General Counsel, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Delaware Investments Funds     Vice President, Associate
                                 Family                         General Counsel, Assistant
                                                                Secretary

Richard Salus                  Delaware Management Company    Vice President, Assistant
Vice President, Assistant                                       Controller
  Controller

                               Delaware Investment Advisers   Vice President, Assistant
                                                                Controller

                               Delaware Lincoln Cash          Vice President, Assistant
                                 Management                     Controller

                               Delaware Capital Management    Vice President, Assistant
                                                                Controller

                               Delaware Management            Vice President, Assistant
                                 Holdings, Inc.                 Controller

                               DMH Corp.                      Vice President, Assistant
                                                                Controller

                               Delaware Management            Vice President, Assistant
                                 Company, Inc.                  Controller

                               Delaware Service               Vice President, Assistant
                                 Company, Inc.                  Controller

                               Retirement Financial           Vice President, Assistant
                                 Service, Inc.                  Controller

                               Delaware Management Trust      Vice President, Assistant
                                 Company                        Controller

                               Delaware Distributors, L.P.    Vice President, Assistant
                                                                Controller

                               Delaware Distributors, Inc.    Vice President, Assistant
                                                                Controller

                               Delaware International         Vice President, Assistant
                                 Holdings Ltd.                  Controller

                               Delaware General               Vice President, Assistant
                                 Management, Inc.               Controller

                               Delaware Investments           Vice President, Assistant
                                 U.S., Inc.                     Controller

                               DIAL Holding Company, Inc.     Vice President, Assistant
                                                                Controller

                               Lincoln National Investment    Vice President, Assistant
                                 Companies, Inc.                Controller

                               LNC Administrative Services    Vice President, Assistant
                                 Corporation                    Controller

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Richard D. Seidel              Delaware Management Company    Vice President, Assistant
Vice President, Assistant                                       Controller,
  Controller,                                                   Manager--Payroll
  Manager--Payroll

                               Delaware Investment Advisers   Vice President, Assistant
                                                                Controller,
                                                                Manager--Payroll

                               Delaware Lincoln Cash          Vice President, Assistant
                                 Management                     Controller,
                                                                Manager--Payroll

                               Delaware Investments           Vice President, Assistant
                                 U.S., Inc.                     Controller,
                                                                Manager--Payroll

                               Delaware General               Vice President, Assistant
                                 Management, Inc.               Controller,
                                                                Manager--Payroll

                               Delaware Distributors, Inc.    Vice President, Assistant
                                                                Controller,
                                                                Manager--Payroll

                               Delaware Management Business   Vice President, Assistant
                                 Trust                          Controller,
                                                                Manager--Payroll

                               Retirement Financial           Vice President, Assistant
                                 Services, Inc.                 Controller,
                                                                Manager--Payroll

                               Lincoln Investment             Vice President, Assistant
                                 Companies, Inc.                Controller,
                                                                Manager--Payroll

                               LNC Administrative Services    Vice President, Assistant
                                 Corporation                    Controller,
                                                                Manager--Payroll

                               Delaware Capital Management    Vice President, Assistant
                                                                Treasurer

                               Delaware Management            Vice President, Assistant
                                 Holdings, Inc.                 Treasurer

                               DMH Corp.                      Vice President, Assistant
                                                                Treasurer

                               DIAL Holding Company, Inc.     Vice President, Assistant
                                                                Treasurer

                               Delaware Service               Vice President, Assistant
                                 Company, Inc.                  Treasurer

                               Delaware Distributors, L.P.    Vice President, Assistant
                                                                Treasurer

See Yeng Quek                               --                             --
Senior Vice President, Deputy
  CIO--Fixed Income

Joel A. Ettinger                            --                             --
Vice President, Taxation

James E. Blake                              --                             --
Compliance Officer

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Cindy Lindenberg                            --                             --
Compliance Officer

Lisa B. Patton                              --                             --
Compliance Officer



FRANKLIN PORTFOLIO ASSOCIATES, LLC



    Franklin Portfolio Associates, LLC ("Franklin") is a sub-adviser for the Registrant's Large Cap Value and Tax-Managed Large Cap Funds. The principal business address of Franklin is Two International Place, 22nd Floor, Boston, Massachusetts 02110. Franklin is a registered investment adviser under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
John S. Cone,                  Mellon Financial Corporation   Officer
President & CEO, Director

Oliver E. Buckley,             Mellon Financial Corporation   Officer
Sr. Vice President

Michael F. Dunn,               Mellon Financial Corporation   Officer
Sr. Vice President

Paul F. Healey,                Mellon Financial Corporation   Officer
Sr. Vice President, Director

Mary M. McDermott-Holland,
Sr. Vice President

John V. Doggett,               Mellon Financial Corporation   Officer
Vice President

Gregg E. Pendergast,
Vice President

Stephen L. Sexeny,             Mellon Financial Corporation   Officer
Vice President

Ajay Zutshi,                   Mellon Financial Corporation   Officer
Vice President

Ian D. Arvin,                               --                             --
Vice President

Jennifer A. Vinson,                         --                             --
Vice President

Kristin D. Crawford,                        --                             --
Vice President

Timothy E. Burke,                           --                             --
Trading Officer

Khaled A. Moheydeen,                        --                             --
Technology Officer

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Milton B. Sachse,                           --                             --
Technology Officer

Michael J. Savitz,             Mellon Financial Corporation   Vice President
Chief Legal Officer

John J. Nagorniak,                          --                             --
Chairman

Stephen Canter,                Mellon Financial Corporation   Sr. Vice President
Director

Guy A. Hudson,                 Mellon Financial Corporation   Sr. Vice President
Director

Ronald P. O'Hanley,            Mellon Financial Corporation   Vice Chairman
Director



GOLDMAN SACHS ASSET MANAGEMENT



    Goldman Sachs Asset Management ("GSAM"), a business unit of the Investment Management Division of Goldman, Sachs & Co., is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. Goldman, Sachs & Co. is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
 WITH THE INVESTMENT ADVISER       NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Henry M. Paulson, Jr.          The Goldman Sachs              Chairman, Chief Executive
Managing Director                Group, Inc.                    Officer and Director

Robert J. Hurst                The Goldman Sachs              Vice Chairman and Director
Managing Director                Group, Inc.

John A. Thain                  The Goldman Sachs              President, Co-Chief Operating
Managing Director                Group, Inc.                    Officer and Director

John L. Thornton               The Goldman Sachs              President, Co-Chief Operating
Managing Director                Group, Inc.                    Officer and Director

Philip D. Murphy                            --                             --
Managing Director and Co-
  Head Investment Management
  Division

David W. Blood                 Goldman Sachs Asset            Director
Managing Director and Co-        Management International
  Head (Asset Management
  Group)

Peter S. Kraus                              --                             --
Managing Director and Co-
  Head Investment Management
  Division

ENHANCED INVESTMENT TECHNOLOGIES, LLC



    Enhanced Investment Technologies, LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. INTECH is a registered investment adviser under the Advisers Act.



      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert E. Fernholz             Enhanced Investment            Director, Executive Vice
                                 Technologies, LLC (fka         President and Chief
                                 Enhanced Investment            Investment Officer
                                 Technologies, Inc.)

Robert A. Garvy                Enhanced Investment            Director, President and Chief
                                 Technologies, LLC (fka         Executive Officer
                                 Enhanced Investment
                                 Technologies, Inc.)

David E. Hurley                Enhanced Investment            Chief Operating Officer and
                                 Technologies, LLC (fka         Senior Vice President;
                                 Enhanced Investment            formerly Chief Compliance
                                 Technologies, Inc.)            Officer



LEE MUNDER INVESTMENTS, LTD.



    Lee Munder Investments, Ltd. ("LMIL") is an investment sub-adviser for the Small Cap Growth and Small Cap Value Funds. The principal address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMIL is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lee Munder, Chairman           Capital Automotive REIT        Director

Kenneth Swan                                --                             --
President

Robert A. Smith                Castanea Partners, Inc         Co-Founder and Managing
Partner                                                         Director

                               The Neiman Marcus Group        Vice Chairman of the Board of
                                                                Directors

Jonathan Stone                              --                             --
Portfolio Manager

Nicholas Battelle                           --                             --
Portfolio Manager

Terry Gardner                               --                             --
CFO

LSV ASSET MANAGEMENT

    LSV Asset Management ("LSV") is an investment sub-adviser for the Tax-Managed Large Cap, Large Cap Value, Small Cap Value and Tax-Managed Small Cap Funds. The principal address of LSV is 1 N Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Josef Lakonishok               University of Illinois         Professor of Finance
CEO, Portfolio Manager

Andrei Shleifer                Harvard University             Professor of Economics
Partner

Robert Vishny                  University of Chicago          Professor of Finance
Partner, Portfolio Manager

Menno Vermeulen                             --                             --
Partner, Portfolio Manager

Tremaine Atkinson                           --                             --
Partner, COO

Christopher LaCroix                         --                             --
Partner, Managing Director of
  Business Development
  SEI Funds, Inc.
  General Partner

MARTINGALE ASSET MANAGEMENT, L.P.

    Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small Cap Value and Mid-Cap Funds. The principal address of Martingale is 222 Berkeley Street, Boston, Massachusettes 02116. Martingale is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Martingale Asset Management                 --                             --
  Corporation
General Partner

Patricia J. O'Connor                        --                             --
Treasurer, Administrator
  Shareholder of MAM

William Edward Jacques                      --                             --
Executive Vice President,
  Portfolio Manager,
  Shareholder of MAM

Alan J. Stassman                            --                             --
Chairman
  Shareholder of MAM

Arnold Seton Wood                           --                             --
President, Portfolio Manager
  Shareholder of MAM

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Douglas Evan Stark, CFA                     --                             --
Investment Research,
  Portfolio Manager

Paul Burik                     Commerz International Capital  CIO, Deputy Managing Director
Director                         Management, GmbH

Peter M. Lampe                 Commerz International          VP Controller Compliance
                                 Management, GmbH               Officer

MAZAMA CAPITAL MANAGMENT, INC.

    Mazama Capital Managment, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap Growth and Tax-Managed Small Cap Funds. The principal business address of Mazama is One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Helen McDonald Degener         The Mathes Company             VP and Portfolio Manager
Director, CIO

Ronald Adair Sauer                          --                             --
President, Chairman, Senior
  Portfolio Manager

Jill Ronne Collins                          --                             --
Senior VP Marketing & Client
  Service

Brian Paul Alfrey                           --                             --
Director, Executive VP, COO

Stephen Charles Brink                       --                             --
Senior VP, Director Research

MCKINLEY CAPITAL MANAGEMENT INC.

    McKinley Capital Management Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Large Cap Growth, Tax-Managed Small Cap Fund, and Small Cap Growth Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert B. Gillam               FAS Alaska, Inc.               Officer & Director
President, Chief Investment
  Officer

                               McKinley Offshore Management,  Director
                                 LTD

                               McKinley Market Neutral        Director
                                 Offshore Limited

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               McKinley Partners LLC          Manager

Diane M. Wilke                 FAS Alaska, Inc.               Officer & Director
Exec. Vice President, Chief
  Operating Officer

                               McKinley Offshore Management,  Director
                                 LTD

                               McKinley Market Neutral        Director
                                 Offshore Limited

B. Thomas Willison                          --                             --
Director

Tamara L. Leitis                            --                             --
Asst. Vice President, HR
  Manager

Gregory O'Keefe                             --                             --
Controller

METROPOLITAN WEST ASSET MANAGEMENT LLC

    Metropolitan West Asset Management LLC ("MWAM") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of MWAM 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MWAM is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Scott Dubchansky                            --                             --
Chief Executive Officer,
  Partner

Tad Rivelle                                 --                             --
Chief Investment Officer,
  Partner

Laird Landmann                              --                             --
Portfolio Manager, Partner

David Lippman                               --                             --
Portfolio Manager, Partner

Steve Kane                                  --                             --
Portfolio Manager, Partner

Chris Scibelli                              --                             --
Director of Marketing,
  Partner

Patrick Moore                               --                             --
Director of Client Services

Joseph Hattesohl                            --                             --
Chief Financial Officer

Lara Mulpagano                              --                             --
Chief Operating Officer

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Cal Rivelle                                 --                             --
Chief Technology Officer

Jay Menvielle                               --                             --
Controller

MWFIN                                       --                             --
Minority Partner

MONTAG & CALDWELL, INC.

    Montag & Caldwell, Inc. ("Montag") is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of Montag is 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326-3248. Montag is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Sandra M. Barker                            --                             --
Vice President

Janet B. Bunch                              --                             --
Vice President

Debra Bunde Reams                           --                             --
Vice President

Ronald E. Canakaris                         --                             --
President, CEO, CIO, Director

Elizabeth C. Chester                        --                             --
Sr. Vice President, Corporate
  Secretary

Tom Cross Brown                             --                             --
Director

Jane R. Davenport                           --                             --
Vice President

James L. Deming                             --                             --
Vice President

Helen M. Donahue                            --                             --
Vice President

Marcia C. Dubs                              --                             --
Asst. Vice President

Katherine E. Ryan                           --                             --
Assistant Vice President

Andrew N. Fleming                           --                             --
Director

Brion D. Friedman                           --                             --
Vice President

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Charles Jefferson Hagood                    --                             --
Vice President

Richard W. Haining                          --                             --
Vice President

Mark C. Hayes                               --                             --
Vice President

Lana M. Jordan                              --                             --
Sr. Vice President

Andrew W. Jung                 Strong Capital Management      Senior Analyst 12/1999 to
Vice President                                                  5/2001

Rebecca M. Keister                          --                             --
Vice President

William E. Long III                         --                             --
Vice President

Charles E. Markwalter                       --                             --
Vice President

Grover C. Maxwell                           --                             --
Vice President

Michael A. Nadal                            --                             --
Vice President

George W. Northrop             Zurich Scudder Investments     Sr. Vice President December
Vice President                                                  6/1994 to 5/2002

Solon P. Patterson                          --                             --
Chairman

Carla T. Philips                            --                             --
Asst. Vice President

Brian W. Stahl                              --                             --
Vice President, Treasurer

M. Scott Thompson                           --                             --
Vice President

Debbie J. Thomas                            --                             --
Asst. Vice President

David L. Watson                             --                             --
Vice President

William A. Vogel                            --                             --
Executive Vice President

John S. Whitney III                         --                             --
Vice President

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

    Nicholas-Applegate Capital Management ("Nicholas-Applegate"), is a sub-adviser for the Registrant's High Yield Bond Fund. The principal address of Nicholas-Applegate is 600 West Broadway, Suite 2900, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.

         NAME AND POSITION                                                           POSITION WITH
      WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                    OTHER COMPANY
-----------------------------------  -----------------------------------  -----------------------------------
Arthur Edward Nicholas               Nicholas-Applegate Holdings, LLC     Chief Executive Officer
Chairman & Chief Executive Officer;
  Executive Committee

                                     Nicholas-Applegate Securities, LLC   Chairman

                                     Nicholas-Applegate Securities        President & Director
                                       International LDC

Edward Blake Moore, Jr.              Nicholas-Applegate Holdings, LLC     Secretary and General Counsel
General Counsel; Executive
  Committee

                                     Nicholas-Applegate Securities, LLC   General Counsel and Secretary

                                     Nicholas-Applegate Institutional     President
                                       Funds

Marna P. Whittington, Ph.D           Allianz Dresner Asset Management     Chief Operating Officer
President; Executive Committee

                                     Nicholas-Applegate Holdings, LLC     President

                                     Nicholas-Applegate Securities, LLC   President & Chairman of the Trust

Eric Spencer Sagerman                Nicholas-Applegate Southeast Asia    Director
Head of Global Marketing; Executive    Fund
  Committee

                                     Nicholas-Applegate India Fund, Ltd   Director
                                       PCC

William Charles Maher, CPA           Nicholas-Applegate Holdings, LLC     Chief Financial Officer / Treasurer
Chief Financial Officer

                                     Nicholas-Applegate Institutional     Treasurer
                                       Funds

                                     Nicholas-Applegate Securities, LLC   Chief Financial Officer

Horatio Valieras                     None
Chief Investment Officer

         NAME AND POSITION                                                           POSITION WITH
      WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                    OTHER COMPANY
-----------------------------------  -----------------------------------  -----------------------------------
Peter James Johnson                                  --                                   --
Sr. Vice President, Director of
  Institutional Sales

Charles H. Field, Jr.                Nicholas-Applegate Securities, LLC   Deputy General Counsel
  Deputy General Counsel &
  Chief of Compliance

                                     Nicholas-Applegate Institutional     Secretary
                                       Funds

                                     Nicholas-Applegate Holdings, LLC     Deputy General Counsel

                                     Nicholas-Applegate Securities        Vice President and Secretary
                                       International, LDC

                                     Nicholas-Applegate Southeast Asia    Director
                                       Fund

                                     Nicholas-Applegate India Fund, LTD   Director
                                       PCC

                                     Nicholas-Applegate U.S. Convertible                  --
                                       Arbitrage

                                     Master Fund, Ltd.                    Director

                                     Torrey Pines Master Fund, Ltd.       Director

Nicholas-Applegate Holdings LLC      Allianz Dresner Asset Management     Limited Partner
Managing Member

Allianz Dresner Asset Management of  Allianz of America, Inc.             Sole Shareholder
  America, LLC
Limited Partner

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT, INC.

    Nomura Corporate Research and Asset Management, Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is 2 World Financial Center, Building B, 17th Floor, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.

         NAME AND POSITION                                                           POSITION WITH
      WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                    OTHER COMPANY
-----------------------------------  -----------------------------------  -----------------------------------
Robert Levine                                        --                                   --
Managing Director, President, CEO
  and Board Member

Lance Bernard Fraser                                 --                                   --
Managing Director and Chief
  Operating Officer

         NAME AND POSITION                                                           POSITION WITH
      WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                    OTHER COMPANY
-----------------------------------  -----------------------------------  -----------------------------------
Joseph Redmond Schmuckler            Nomura Securities                    President and Chief Operating
Co-Chairman of the Board               International, Inc.                  Officer

David Mair Findlay                   Nomura Holding America, Inc.         Chief Legal Officer, Board Member
Executive Managing Director, Board                                          and Executive Managing Director
  Member and Chief Legal Officer

                                     Nomura Securities International,     Chief Legal Officer, Board Member
                                       Inc                                  and Executive Managing Director

Hideyuki Takahashi                   Nomura Securities                    Chief Executive Officer--June 2001
Co-Chairman of the Board               International, Inc.                  to present

David Crall                                          --                                   --
Director

Stephen Kotsen                                       --                                   --
Vice President

PARAMETRIC PORTFOLIO ASSOCIATES

    Parametric Portfolio Associates ("Parametric") is a sub-adviser for the Registrant's Tax-Managed Large Cap Fund. The principal business address of Parametric is 1151 Fairview Avenue North, Seattle, Washington 98109-4418. Parametric is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Brian Langstraat                            --                             --
Treasurer and Chief Executive
  Officer

David Stein                                 --                             --
Director and Chief Investment
  Officer

Aaron Singleton                             --                             --
Chief Financial Officer

Andrew Abramsky                             --                             --
Chief Operating Officer,
  Chief Compliance Officer

William Cornelius                           --                             --
Chairman

Ross Chapin                    PhotoWorks, Inc                Director
President and Secretary

                               EnvestnetPMC                   Director

                               Flow Solutions, Inc            Director

                               Skeletech, Inc.                Director

                               Undiscovered Managers, LLC     Director

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               The Tahoma Fund, LLC           Member

                               Orca Bay Partners, LLC         Member

Furman Moseley                 Eaton Corporation              Director
Director

                               Owens Corning, Inc             Director

Stanley McCammon               Orca Bay Partners, LLC         Member
Director

                               The Tahoma Fund, LLC           Member

                               Orca Bay Capital Corporation   President

                               Orca Bay Sports &              Director and CEO
                                 Entertainment

                               Kistler Aerospace Corporation  Director

Timothy Carver                 Undiscovered Managers, LLC     Director
Director                       Orca Bay Partners, LLC         Member
                               The Tahoma Fund, LLC           Member

PEREGRINE CAPITAL MANAGEMENT, INC.

    Peregrine Capital Management, Inc. ("Peregrine") is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Minneapolis, Minnesota 55402. Peregrine is a registered investment adviser under the Advisers Act.

         NAME AND POSITION                                                           POSITION WITH
      WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                    OTHER COMPANY
-----------------------------------  -----------------------------------  -----------------------------------
James Robert Campbell                Abbott Northwestern Hospital         Board of Trustees, Finance
Director                                                                    Committee, Development Committee

                                     Allianz Life Insurance               Board of Directors

                                     Allina Health System                 Board of Directors, Governance
                                                                            Committee, Audit Comm.

                                     Center for Ethical Business          Director
                                       Cultures

                                     Cretex                               Board of Directors

                                     Eleven Who Care                      Board of Governors

                                     Emma B. Howe Memorial Foundation     Trustee

                                     Greater Twin Cities United Way       Executive Committee, Board of
                                                                            Directors, Audit Committee

                                     Marvin Windows Inc.                  Board of Directors

                                     Midtown Community Works              Board of Directors

         NAME AND POSITION                                                           POSITION WITH
      WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                    OTHER COMPANY
-----------------------------------  -----------------------------------  -----------------------------------
                                     Minneapolis Club                     Governing Committee, Vice Chairman

                                     Minneapolis Institute of Arts        Trustee, Nominating Committee,
                                                                            Corporate Council Comm.

                                     Minnesota Business Partnership       Director, Executive Committee

                                     Minnesota Meeting                    Chairman, 2001, Board of Directors

                                     Phillips Partnership                 Director

                                     University of MN Carlson School      Chairman Board of Overseers

                                     University of Minn. Foundation       Board of Trustees, Campaign MN
                                                                            Steering Comm., Chair/ Committee
                                                                            on Trusteeship

                                     Dautec Associates, LLC               Partner

                                     Desert Springs Associates, LLC       Partner

                                     Lake Susan Partnership, LLC          Partner

                                     MGAH, LLC                            Partner

                                     Whitewater Investments, LLC          Partner

Robert Bruce Mersky                  The Walker Art Center                Director
Chairman of the Board, CEO,
  President

Ronald George Hoffman                                --                                   --
COO, CCO, CFO, Senior Vice
  President

William Daniel Giese                                 --                                   --
Senior Vice President, Portfolio
  Manager

Paul Edward von Kuster, III                          --                                   --
Senior Vice President

Patricia Deeney Burns                                --                                   --
Senior Vice President Portfolio
  Manager

Paul Robert Wurm                                     --                                   --
Senior Vice President
  Manager, Equity Trading

John Sorenson Dale                                   --                                   --
Senior Vice President Portfolio
  Manager

Jeannine McCormick                                   --                                   --
Senior Vice President
  Senior Equity Analyst

         NAME AND POSITION                                                           POSITION WITH
      WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                    OTHER COMPANY
-----------------------------------  -----------------------------------  -----------------------------------
Barbara Kloepfer McFadden                            --                                   --
Senior Vice President, Manager
  Equity Trading

Gary Edward Nussbaum                                 --                                   --
Senior Vice President Portfolio
  Manager

Tasso Harry Coin                                     --                                   --
Senior Vice President Portfolio
  Manager

Julie McDonell Gerend                                --                                   --
Senior Vice President, Director of
  Client Service & Marketing

Daniel John Hagen                                    --                                   --
Senior Vice President, Portfolio
  Manager

Jay Hendrickson Strohmaier                           --                                   --
Senior Vice President, Client
  Service & Marketing

James Patrick Ross                                   --                                   --
Vice President, Senior Portfolio
  Advisor

Douglas Gordon Pugh                                  --                                   --
Senior Vice President Portfolio
  Manager

Janelle Mae Walter                                   --                                   --
Vice President, Business Systems
  Consultant

Colin Michael Sharp                                  --                                   --
Vice President, Director of
  Technology and Operations

John Maschoff                                        --                                   --
Sr. VP, Client Service & Marketing

William Grierson                                     --                                   --
VP, Senior Equity Analyst

PRUDENTIAL INVESTMENT MANAGEMENT, INC.



    Prudential Investment Management, Inc. ("Prudential") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of Prudential is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. Prudential is a registered investment adviser under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Matthew J. Chanin              Asian Infrastructure           Director
Director and Senior Vice         Mezzanine Capital Fund
  President

                               PIC Holdings Limited           Director

                               PCG Finance Company I, LLC     President

                               PIM Warehouse, Inc.            Director

                               PIM Warehouse, Inc.            Vice President

                               Pruco Life Insurance Company   Asst. Vice President
                                 of New Jersey

                               Pruco Life Insurance Company   Asst. Vice President

                               PRICOA Capital Group Limited   Director

                               PRICOA General Partner         Director
                                 Limited

                               PRICOA Capital Management      Director
                                 Limited

                               Prudential Global              Director
                                 Funding, Inc.

                               Prudential Private Placement   Director
                                 Investors, Inc.

                               Prudential Property and        Asst. Financial Vice
                                 Casualty Insurance Co.         President

                               Prudential Equity              Director
                                 Investors, Inc.

                               Prudential Equity              President
                                 Investors, Inc.

                               The Prudential Insurance       Second VP
                                 Company of America

                               TRGOAG Company, Inc.           Chief Executive Officer

                               TRGOAG Company, Inc.           Director

                               TRGOAG Company, Inc.           President

                               Prudential Capital Group,      Senior Managing Director
                                 L.P.

Dennis M. Kass                 Jennison Associates LLC        Chairman
Director and Vice President

                               Jennison Associates LLC        CEO

                               Prudential Trust Company       Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               JP Morgan Fleming Asset        Former Vice Chairman and CFO
                                 Management

Philip N. Russo                Jennison Associates LLC        Director
Director

                               PIM Foreign                    Vice President Finance
                                 Investments, Inc.

                               PIM Warehouse, Inc.            Treasurer

                               PRICOA General Partner         Director
                                 Limited

                               American Skandia Investment    Executive Vice President
                                 Services, Inc.

                               American Skandia Investment    Chief Financial Officer
                                 Services, Inc.

                               American Skandia Investment    Director
                                 Services,

                               American Skandia Fund          Chief Financial Officer
                                 Services, Inc.

                               American Skandia Fund          Director
                                 Services, Inc.

                               American Skandia Advisory      Executive Vice President
                                 Services, Inc.

                               American Skandia Advisory      Chief Financial Officer
                                 Services, Inc.

                               American Skandia Advisory      Director
                                 Services, Inc.

                               PIM Investments, Inc.          Vice President

                               PIM Investments, Inc.          Director

                               PIFM Holdco, Inc.              Executive Vice President

                               PIFM Holdco, Inc.              Chief Financial Officer

                               PIFM Holdco, Inc.              Treasurer

                               Prudential Investments LLC     Executive Vice President

                               Prudential Investments LLC     Chief Financial Officer

                               Prudential Investments LLC     Treasurer

                               Prudential Mutual Fund         Chief Financial Officer
                                 Services LLC

                               Prudential Mutual Fund         Chief Financial Officer
                                 Services LLC

John R. Strangfeld             Jennison Associates LLC        Director
Chairman and Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Prudential Capital &           President
                                 Investment Services, LLC

                               Prudential Capital &           Director
                                 Investment Services, LLC

                               Prudential Securities Group    Chairman & CEO
                                 Inc.

                               Prudential Securities Group    Director
                                 Inc.

                               Prudential Equity              Director
                                 Group, Inc.

                               Prudential Equity              Chairman & CEO
                                 Group, Inc.

                               Prudential Financial, Inc.     Vice Chairman

                               Prudential Asset Management    Director
                                 Holding Company

                               Prudential Asset Management    President
                                 Holding Company

                               PIM Global Financial           Chairman
                                 Strategies, Inc.

                               PIM Global Financial           Director
                                 Strategies, Inc.

James J. Sullivan              Prumerica Asia Fund            Director
Director, Vice President and     Management (Singapore) Ltd
  Managing Director

                               Prudential Trust Company       Chief Executive Officer

                               Prudential Trust Company       President

                               Prudential Trust Company       Director

                               Prudential Trust Company       Chairman

                               Prumerica Asia Fund            Director
                                 Management Limited

                               The Prudential Insurance       Signatory Second VP
                                 Company of America

                               The Prudential Asset           Director
                                 Management Company, Inc.

                               The Prudential Asset           President
                                 Management Company, Inc.

                               PIM Global Financial           Director
                                 Strategies, Inc.

                               PIM Global Financial           Co-President
                                 Strategies, Inc.

Bernard Winograd               745 Property Investments       Chief Executive Officer
Director, President and CEO

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               745 Property Investments       Trustee

                               Circle Housing Corporation     Director

                               Jennison Associates LLC        Director

                               PIC Holdings Limited           Director

                               PIC Holdings Limited           Chairman

                               PIM Foreign                    President
                                 Investments, Inc.

                               PIM Warehouse, Inc.            Director

                               PIM Warehouse, Inc.            Chairman

                               Prudential Investment          Executive Vice President
                                 Management Services LLC

                               Prudential Asset Management    Director
                                 Holding Company

                               Prudential Asset Management    Vice President
                                 Holding Company

                               The Prudential Insurance       Signatory Second VP
                                 Company of America

                               PIM Investments, Inc.          President

                               PIM Investments, Inc.          Director



RS INVESTMENT MANAGEMENT, L.P.



    RS Investment Management, L.P. ("RSIM") is a sub-adviser for the Registrant's Small Cap Growth Fund. The principal address of RSIM is 388 Market Street, Suite 1700, San Francisco, California 94111. RSIM is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
G. Randall Hecht               RS Investment Trust            President and Principal
Chief Executive Officer,                                      Executive Officer
General Partner

                               RS Investment Management Co.,  Chief Executive Officer and
                                 LLC                          Member

                               RS Growth Group LLC            Member

                               RS Value Group LLC             Member

                               RS Real Estate Group LLC       Member

                               RS Bayview, Inc.               Limited Partner

James L. Callinan              RS Investment Management Co.   Member
Portfolio Manager                LLC

                               RS Investment Management,      Portfolio Manager
                                 Inc.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               RS Growth Group LLC            Chief Investment Officer,
                                                              Portfolio Manager and
                                                              Member

Paul H. Stephens               RS Value Group LLC             Portfolio Manager and
Member                                                        Member

Andrew P. Pilara               RS Investment                  Member
Portfolio Manager              Management Co. LLC

                               RS Value Group LLC             Portfolio Manager

                               RS Value Group LLC             Chief Investment Officer and
                                                              Member

James P. Foster                RS Investment                  Member
                               Management Co. LLC

                               RS Real Estate Group           President and Member

SANFORD C. BERNSTEIN & CO., LLC

    Sanford C. Bernstein & Co., LLC, ("Bernstein") is a sub-adviser for the Registrant's Large Cap Value and Tax-Managed Large Cap Funds. The principal business address of Bernstein is 767 Fifth Avenue, New York, New York 10153. Bernstein is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lewis Alan Sanders             Alliance Capital Management    Vice Chairman, CIO
Director                         Corporation ("ACMC")

Lisa Shalett                   Alliance Capital               Executive Officer
Chairman/CEO                   Management L.P.

Gerald M. Lieberman            ACMC                           Executive V.P.--Finance &
Chief Financial Officer &                                       Administration
  Director

John Donato Carifa             ACMC                           Director, President & COO
Director


SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED



    Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small Cap Value and Real Estate Funds. The principal business address of Security Capital is 11 South LaSalle St., Chicago, Illinois 60603. Security Capital is an investment adviser registered under the Adviser Act.


      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Anthony R. Manno Jr.                        --                             --
President, Sole Director, and
  Managing Director

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Kenneth D. Statz                            --                             --
Managing Director

Kevin W. Bedell                             --                             --
Senior Vice President

David E. Rosenbaum                          --                             --
Senior Vice President

Jeffrey C. Nellessen                        --                             --
Chief Financial Officer,
  Secretary, Treasurer, and
  Controller

David T. Novick                             --                             --
General Counsel

SEI INVESTMENTS MANAGEMENT CORPORATION


    SEI Investments Management Corporation ("SIMC") is an investment adviser for each of the funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Alfred P. West, Jr.                   SEI Investments Company                Director, Chairman & CEO
  Chairman, CEO, Director

                                      SEI Investments                        Director, Chairman of the Board of
                                       Distribution Co.                       Directors

                                      SEI Ventures, Inc.                     Director, Chairman, President

                                      SEI Funds, Inc.                        CEO, Chairman of the Board of
                                                                              Directors

                                      SEI Global Investments Corp.           Director, CEO, Chairman of the Board

                                      SEI Investments Global (Cayman),       Chairman of the Board, CEO
                                       Limited

                                      SEI Global Capital                     Director, CEO, Chairman of the Board
                                       Investments, Inc.

                                      SEI Investments Management             Manager
                                       Corporation Delaware, L.L.C.

                                      LSV Asset Management                   Management Committee

                                      SEI Investments Fund Management        Chairman, CEO

                                      SEI Global Holdings (Cayman) Inc.      Chairman of the Board, CEO

                                      SEI Investments De Mexico              Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Asset Korea                        Director

                                      SEI Venture Capital, Inc.              Director, Chairman of the Board, CEO

                                      SEI Insurance Group, Inc.              Director

                                      SEI Investments Global Funds           Chairman, CEO
                                       Services

                                      SEI Investments Management             Director, Chairman, CEO
                                       Corporation II

                                      SEI Inc. (Canada)                      Director

Edward D. Loughlin                    SEI Investments Company                Executive Vice President,
Director, Executive Vice President                                            President--Asset Management
                                                                              Division

                                      SEI Investments Distribution Co.       Director, Executive Vice President

                                      SEI Trust Company                      Director

                                      SEI Funds, Inc.                        Executive Vice President

                                      SEI Advanced Capital                   Director, President
                                       Management, Inc.

                                      SEI Capital Limited (Canada)           Director

                                      SEI Investments Global Funds           Executive Vice President
                                       Services

                                      SEI Investments (France)               Board of Directors

                                      SEI Investments Management             Director, Executive Vice President
                                       Corporation II

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Investments Canada Company         Director

Carl A. Guarino                       SEI Investments Company                Executive Vice President
Director, Executive Vice President

                                      SEI Investments Distribution Company   Director, Executive Vice President

                                      SEI Global Investments Corp.           Senior Vice President

                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Investments De Mexico              Director

                                      SEI Investments (Europe) Ltd.          Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments (South Africa)         Director
                                       Limited

                                      SEI Investments (France)               Board of Directors

                                      SEI Venture Capital, Inc.              Executive Vice President

                                      SEI Investments--Unit Trust            Director
                                       Management (UK) Limited

                                      LSV Asset Management                   Management Committee

                                      SEI Investments Management             Director, Executive Vice President
                                       Corporation II

                                      SEI Investments Management             Vice President
                                       Corporation Delaware, L.L.C.

                                      SEI Investments Global, Limited        Director

Robert S. Ludwig                      SEI Funds, Inc.                        Vice President
  Senior Vice President, CIO

                                      SEI Investments Fund Management        Vice President, Team Leader

                                      SEI Investments Global Funds           Vice President, Team Leader
                                       Services

                                      SEI Investments Management             Senior Vice President, CIO
                                       Corporation II

Jack May                              SEI Investments                        Senior Vice President
Senior Vice President                  Distribution Co.

                                      SEI Investments Management             Senior Vice President
                                       Corporation II

James V. Morris                       SEI Investments Management             Senior Vice President
Senior Vice President                  Corporation II

Steve Onofrio                         SEI Investments Management             Senior Vice President
Senior Vice President                  Corporation II

Kevin P. Robins                       SEI Investments Company                Senior Vice President
Senior Vice President

                                      SEI Investments                        Senior Vice President
                                       Distribution Co.

                                      SEI Investments Global (Cayman),       Director
                                       Limited

                                      SEI Trust Company                      Director

                                      SEI Insurance Group, Inc.              Director, President

                                      SEI Global Holdings (Cayman) Inc.      Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Venture Capital, Inc.              Vice President

                                      SEI Private Trust Company              Director, Senior Vice President

                                      SEI Family Office Services, LLC        Director, Vice President

                                      SEI Giving Fund                        Director, President

                                      SEI Investments Management             Senior Vice President
                                       Corporation II

                                      LSV Asset Management                   Management Committee

Kenneth Zimmer                        SEI Investments Company                Senior Vice President
Senior Vice President

                                      SEI Investments Management             Senior Vice President
                                       Corporation II

Timothy D. Barto                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

Jay Brown                             SEI Investments Management             Vice President
Vice President                         Corporation II

Todd Cipperman                        SEI Investments Company                Senior Vice President, General
General Counsel, Senior Vice                                                  Counsel, Assistant Secretary
  President, Secretary

                                      SEI Investments                        General Counsel, Senior Vice
                                       Distribution Co.                       President

                                      SEI Inc. (Canada)                      Senior Vice President, General
                                                                              Counsel & Secretary

                                      SEI Trust Company                      General Counsel, Senior Vice
                                                                              President, Assistant Secretary

                                      SEI Investments, Inc.                  General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Ventures, Inc.                     General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Investments Developments, Inc.     General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Funds, Inc.                        General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Insurance Group                    Director, Senior Vice President,
                                                                              General Counsel

                                      SEI Investments Global Funds           Senior Vice President, General
                                       Services                               Counsel, Secretary

                                      SEI Family Office Services, LLC        Vice President, General Counsel,
                                                                              Secretary

                                      SEI Global Investments Corp.           General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Advanced Capital                   General Counsel, Senior Vice
                                       Management, Inc.                       President, Director, Secretary

                                      SEI Investments Global (Cayman),       Director, General Counsel, Secretary
                                       Limited

                                      SEI Global Capital                     General Counsel, Senior Vice
                                       Investments, Inc.                      President, Secretary

                                      SEI Investments Global, Limited        Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Primus Holding Corp.               General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Investments Fund Management        General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Global Holdings (Cayman) Inc.      Director, General Counsel, Secretary

                                      SEI Investments (Europe) Ltd.          Director

                                      SEI Investments Canada Company         Senior Vice President, General
                                                                              Counsel

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      SEI Venture Capital, Inc.              Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments-Unit Trust             Director
                                       Management (UK) Limited

                                      SEI Investments Management             Senior Vice President, General
                                       Corporation II                         Counsel, Secretary

                                      SEI Investments Management             Senior Vice President, General
                                       Corporation Delaware, L.L.C.           Counsel, Secretary

                                      SEI Investments Global (Bermuda)       Director, President
                                       Ltd.

Robert Crudup                         SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Company                Executive Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Richard A. Deak                       SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital Management,       Vice President, Assistant Secretary
                                       Inc.

                                      SEI Global Capital Investments, Inc.   Vice President, Assistant Secretary

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

Melissa Doran Rayer                   SEI Investments Management             Vice President
Vice President                         Corporation II

Michael Farrell                       SEI Investments Management             Vice President
Vice President                         Corporation II

                                      SEI Investments Distribution Co.       Vice President

Vic Galef                             SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Lydia A. Gavalis                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President
                                       Corporation Delaware, L.L.C.

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Greg Gettinger                        SEI Investments Company                Vice President
Vice President

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President

                                      SEI Ventures, Inc.                     Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Developments, Inc.     Vice President

                                      SEI Realty Capital Corporation         Vice President, Secretary

                                      SEI Funds, Inc.                        Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Advanced Capital                   Vice President
                                       Management, Inc.

                                      SEI Global Capital                     Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Venture Capital, Inc.              Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

                                      SEI Investments Management             Vice President
                                       Corporation Delaware, L.L.C.

Kathy Heilig                          SEI Inc. (Canada)                      Vice President, Treasurer
Vice President, Treasurer

                                      SEI Investments Company                Vice President, Treasurer, Chief
                                                                              Accounting Officer, Controller

                                      SEI Investments Distribution Company   Vice President

                                      SEI Ventures, Inc.                     Vice President, Treasurer

                                      SEI Insurance Group, Inc.              Vice President, Treasurer

                                      SEI Realty Capital Corporation         Vice President, Treasurer

                                      SEI Global Investments Corp.           Director, Vice President, Treasurer

                                      SEI Advanced Capital                   Director, Vice President, Treasurer
                                       Management, Inc.

                                      SEI Investments Global (Cayman),       Vice President, Treasurer
                                       Limited

                                      SEI Primus Holding Corp.               Director, Vice President, Treasurer

                                      SEI Global Capital Investments, Inc.   Director, Vice President, Treasurer

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Global Funds           Vice President, Treasurer
                                       Services

                                      SEI Investments Fund Management        Vice President, Treasurer

                                      SEI Global Holdings (Cayman) Inc.      Vice President, Treasurer, Assistant
                                                                              Secretary

                                      SEI Venture Capital, Inc.              Director, Vice President, Treasurer

                                      SEI Funds, Inc.                        Director, Vice President, Treasurer

                                      SEI Family Office Services, LLC        Vice President, Treasurer

                                      SEI Investments Management             Vice President, Treasurer
                                       Corporation II

                                      SEI Investments Management             Manager, Vice President, Treasurer
                                       Corporation Delaware, L.L.C.

                                      SEI Investments, Inc.                  Director, Vice President, Treasurer

                                      SEI Investments Developments, Inc.     Director, Vice President, Treasurer

John Krzeminski                       SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Venture Capital, Inc.              Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Family Office Services, LLC        Director, Vice President

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Christine M. McCullough               SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Investments Management             Vice President
                                       Corporation Delaware, L.L.C.

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Private Trust Company              General Counsel

Carolyn McLaurin                      SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Roger Messina                         SEI Investments Management             Vice President
Vice President                         Corporation II

Kathryn L. Stanton                    SEI Investments                        Vice President
Vice President                         Distribution Co.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Giving Fund                        Vice President, Treasurer

                                      SEI Investments Management             Vice President
                                       Corporation II

Raymond B. Webster                    SEI Investments Management             Vice President
Vice President                         Corporation II

Susan R. West                         SEI Investments Management             Vice President
Vice President                         Corporation II

Lori L. White                         SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments                        Vice President, Assistant Secretary
                                       Distribution Co.

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Mark S. Wilson                        SEI Investments Management             Vice President
Vice President                         Corporation II

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
John D. Anderson                      SEI Investments Management             Vice President
Vice President                         Corporation II

Scott W. Dellorfano                   SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Scott C. Fanatico                     SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Steven A. Gardner                     SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Bridget Jensen                        SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Alan H. Lauder                        SEI Global Investments Corp.           Vice President

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      SEI Investments Management             Vice President
                                       Corporation II

Paul Lonergan                         SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

Ellen Marquis                         SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Global (Cayman),       Vice President
                                       Limited

                                      SEI Investments Management             Vice President
                                       Corporation II

Sherry Kajdan Vetterlein              SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Giving Fund                        Vice President, Assistant Secretary

                                      SEI Global Capital Investments, Inc.   Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Global (Bermuda)       Vice President
                                       Ltd.

William E. Zitelli, Jr.               SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Global Capital Investments, Inc.   Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Investments Global (Bermuda)       Vice President, Assistant Secretary
                                       Ltd.

John C. Munch                         SEI Investments Company                Vice President
Vice President, Assistant Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

Wayne M. Withrow                      SEI Investments Company                Executive Vice President
Senior Vice President

                                      SEI Investments Distribution Co.       Senior Vice President

                                      SEI Investments Global Funds           Executive Vice President
                                       Services

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Investments Management             Senior Vice President
                                       Corporation II

Joanne Nelson                         SEI Investments Distribution Co.       Vice President
Vice President

Rudolf F. Schmidt                     SEI Investments (South Africa)         Director
Vice President                         Limited

David Campbell                                         --                                     --
Senior Vice President

Al Chiaradonna                                         --                                     --
Senior Vice President

Lori Heinel                                            --                                     --
Senior Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Brandon Sharrett                                       --                                     --
Senior Vice President

Teresa Araco                          SEI Giving Fund                        Secretary
Vice President

Kevin Barr                                             --                                     --
Senior Vice President

Corinne Coyle                                          --                                     --
Vice President

Ross Ellis                                             --                                     --
Vice President

Philip McCabe                                          --                                     --
Vice President

Steven Meyer                          SEI Investments Trustee & Custodial    Director
Senior Vice President                  Services (Ireland) Limited

                                      SEI Investments Global Funds           Senior Vice President
                                       Services

                                      SEI Investments Fund Management        Senior Vice President

                                      SEI Investments Global (Bermuda)       Director, Senior Vice President
                                       Ltd.

                                      Lartington Limited                     Director

Rosanne Miller                        SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary


SHENKMAN CAPITAL MANAGEMENT INC.

    Shenkman Capital Management Inc. ("Shenkman") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Shenkman is 461 Fifth Avenue, New York, New York 10017. Shenkman is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mark Ronald Shenkman                        --                             --
President, Director

Albert Fuss                    International Asset            Chairman
Director                         Management, Ltd.

Victor M. Rosenzweig           Olshan, Grundman, Frome &      Partner
Director                         Rosenzweig, L.L.P. (law
                                 firm)

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Frank X. Whitley                            --                             --
Executive Vice President

Mark J. Flanagan                            --                             --
Senior Vice President

Richard H. Weinstein                        --                             --
Senior Vice President &
  General Counsel

Robert Stricker                Citigroup Asset Management     Managing Director, U.S. Fixed
Senior Vice President                                           Income


TRANSAMERICA INVESTMENT MANAGEMENT, LLC


    Transamerica Investment Management, LLC ("TIM") is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of TIM is 1150 S. Olive St., 27th Floor, Los Angeles, California 90015. TIM is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gary U. Rolle                               --                             --
Manager, President and
Chief Investment Officer

Jeffrey S. Van Harte                        --                             --
Manager, Senior Vice
  President
and Head of Equities

Transamerica Investment                     --                             --
Services
Owner

John R. Kenney                 Great Companies, LLC           Chairman, Director and
Manager                                                       Co-Chief Executive Officer

Brian C. Scott                 AEGON/Transamerica Fund        Director, President and
Manager                        Advisers, Inc                  Chief Executive Officer

Patrick S. Baird               AEGON, USA                     President and CEO
Manager

John C. Riazzi                              --                             --
Manager and Chief
Executive Officer

Larry N. Norman                AEGON, USA                     Executive Vice President and
Manager                                                       Chief Operating Officer

WELLINGTON MANAGEMENT COMPANY, LLP


    Wellington Management Company, LLP ("Wellington Management") is a sub-adviser for the Registrant's Small Cap Growth, Small Cap Value and Real Estate Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940.


      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Kenneth Lee Abrams                          --                             --
Partner

Nicholas Charles Adams         Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Rand Lawrence Alexander                     --                             --
Partner

Deborah Louise Allinson        Wellington Trust Company, NA   Vice President
Partner

Steven C. Angeli                            --                             --
Partner

James Halsey Averill                        --                             --
Partner

John F. Averill                Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

                               Wellington Hedge Management,   Sr. Vice President
                                 Inc.

Karl E. Bandtel                Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Global Holdings,    Sr. Vice President
                                 Ltd.

                               Wellington Hedge Management,   Sr. Vice President
                                 Inc.

Mark James Beckwith                         --                             --
Partner

James A. Bevilacqua            Wellington Hedge Management,   Sr. Vice President
Partner                          Inc.

                               Wellington Global Holdings,    Sr. Vice President
                                 Ltd.

                               Wellington Global              Sr. Vice President
                                 Administrator, Ltd.

Kevin J. Blake                 Wellington Global              Director
Partner                          Administrator, Ltd.

                               Wellington Global Holdings,    Director
                                 Ltd.

                               Wellington Luxembourg S.C.A.   Supervisory Board

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Wellington Management Global   Director
                                 Holdings, Ltd.

William Nicholas Booth                      --                             --
Partner

Michael J. Boudens             Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge Management,   Sr. Vice President
                                 Inc.

Paul Braverman                 Wellington Global              Chairman, Director &
Partner                          Administrator, Ltd.            Treasurer

                               Wellington Global Holdings,    Chairman, Director &
                                 Ltd.                           Treasurer

                               Wellington Hedge Management,   Treasurer
                                 Inc.

                               Wellington International       Director
                                 Management Company Pte Ltd.

                               Wellington Luxembourg S.C.A.   Supervisory Board

                               Wellington Management Global   Chairman, Director &
                                 Holdings, Ltd.                 Treasurer

                               Wellington Management          Director & Finance Officer
                                 International Ltd

                               Wellington Trust Company, NA   Vice President and Treasurer/
                                                                Cashier

Robert A. Bruno                             --                             --
Partner

Michael T. Carmen                           --                             --
Partner

Maryann Evelyn Carroll                      --                             --
Partner

William R.H. Clark             Wellington International       Managing Director
Partner                          Management Company Pte Ltd.

John DaCosta                                --                             --
Partner

Pamela Dippel                  Wellington Trust Company, NA   Director & Vice President
Partner

Scott M. Elliott                            --                             --
Partner

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Lloyd Evans                          --                             --
Partner

David R. Fassnacht                          --                             --
Partner

Lisa de la Fuente Finkel       Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge Management,   Sr. Vice President
                                 Inc.

Mark T. Flaherty               Wellington Trust Company, NA   Vice President
Partner

Charles Townsend Freeman                    --                             --
Partner

Laurie Allen Gabriel           Wellington Global              Sr. Vice President
Managing Partner                 Administrator, Ltd.

                               Wellington Hedge Management,   Sr. Vice President & Director
                                 Inc.

                               Wellington Trust Company, NA   Vice President

Ann C. Gallo                                --                             --
Partner

Nicholas Peter Greville        Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington International       Director
                                 Management Company Pte Ltd.

                               Wellington Management          Director
                                 International Ltd

Paul J. Hamel                  Wellington Trust Company, NA   Vice President
Partner

William J. Hannigan            Wellington Global              Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge Management,   Sr. Vice President
                                 Inc.

Lucius Tuttle Hill, III                     --                             --
Partner

James P. Hoffmann                           --                             --
Partner

Jean M. Hynes                  Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Paul David Kaplan                           --                             --
Partner

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lorraine A. Keady              Wellington Global              Deputy Chairman & Director
Partner                          Administrator, Ltd.

                               Wellington Global Holdings,    Deputy Chairman & Director
                                 Ltd.

                               Wellington Hedge Management,   Sr. Vice President
                                 Inc.

                               Wellington Luxembourg S.C.A.   Supervisory Board

                               Wellington Trust Company, NA   Vice President, Trust Officer

                               Wellington Management          Director
                                 International Ltd

                               Wellington International       Director
                                 Management Company Pte Ltd

                               Wellington Management Global   Deputy Chairman & Director
                                 Holdings, Ltd.

John Charles Keogh             Wellington Trust Company, NA   Vice President
Partner

George Cabot Lodge, Jr.        Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge Management,   Sr. Vice President
                                 Inc.

                               Wellington Trust Company, NA   Vice President

Nancy Therese Lukitsh          Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge Management,   Sr. Vice President
                                 Inc.

                               Wellington Trust Company, NA   Vice President & Director

Mark Thomas Lynch              Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Mark D. Mandel                 Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Christine Smith Manfredi       Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Global Holdings,    Sr. Vice President
                                 Ltd.

                               Wellington Hedge Management,   Sr. Vice President
                                 Inc.

                               Wellington Trust Company, NA   Vice President

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Earl Edward McEvoy                          --                             --
Partner

Duncan Mathieu McFarland       Wellington Hedge Management,   Chairman & Director
Managing Partner                 Inc.

                               Wellington International       Director
                                 Management Company Pte Ltd.

                               Wellington Management          Director
                                 International Ltd

                               Wellington Trust Company, NA   Vice President & Director

Paul Mulford Mecray III                     --                             --
Partner

Matthew Edward Megargel                     --                             --
Partner

James Nelson Mordy                          --                             --
Partner

Diane Carol Nordin             Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge Management,   Sr. Vice President
                                 Inc.

                               Wellington Trust Company, NA   Vice President & Director

                               Wellington Management          Director
                                 International Ltd

                               Wellington International       Director
                                 Management Company Pte Ltd

Stephen T. O'Brien                          --                             --
Partner

Andrew S. Offit                             --                             --
Partner

Edward Paul Owens              Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Saul Joseph Pannell            Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Thomas Louis Pappas                         --                             --
Partner

Jonathan Martin Payson         Wellington Trust Company, NA   President, Chairman of the
Partner                                                         Board, Director

Philip H. Perelmuter                        --                             --
Partner

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Douglas Rands           Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

James Albert Rullo                          --                             --
Partner

John Robert Ryan               Wellington Hedge Management,   Director
Managing Partner                 Inc.

Joseph Harold Schwartz                      --                             --
Partner

James H. Shakin                             --                             --
Partner

Theodore Shasta                Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Andrew J. Shilling                          --                             --
Partner

Binkley Calhoun Shorts                      --                             --
Partner

Scott E. Simpson               Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Trond Skramstad                             --                             --
Partner

Stephen Albert Soderberg                    --                             --
Partner

Eric Stromquist                Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Brendan James Swords           Wellington Global              President
Partner                          Administrator, Ltd.

                               Wellington Global Holdings,    President
                                 Ltd.

                               Wellington Hedge Management,   President
                                 Inc.

                               Wellington Management Global   President
                                 Holdings, Ltd.

Harriett Tee Taggart                        --                             --
Partner

Frank L. Teixeira                           --                             --
Partner

Perry Marques Traquina         Wellington Trust Company, NA   Vice President & Director
Partner

                               Wellington Management          Director and Chairman of the
                                 International Ltd              Board

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Wellington International       Director and Chairman of the
                                 Management Company Pte Ltd     Board

Gene Roger Tremblay                         --                             --
Partner

Nilesh P. Undavia              Wellington Global Holdings,    Sr. Vice President
Partner                          Ltd.

Clare Villari                               --                             --
Partner

Kim Williams                                --                             --
Partner

Itsuki Yamashita               Wellington International       Sr. Managing Director
Partner                          Management Company Pte Ltd.

WESTERN ASSET MANAGEMENT COMPANY

    Western Asset Management Company ("Western Asset") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western Asset is 117 East Colorado Boulevard, Pasadena, California 91105. Western Asset is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Timothy C. Scheve              Legg Mason, Inc.               Senior Executive Vice
Non Employee Director                                           President
Edward A. Taber                Legg Mason, Inc.               Senior Executive Vice
Non Employee Director                                           President
Bruce D. Alberts                            --                             --
Chief Financial Officer
Ilene S. Harker                Pacific American Income        Vice-President
Secretary and Director of        Shares
Compliance and Controls
                               Western Asset Funds            Vice-President
                               Western Asset Premier Bond     Vice-President
                                 Fund
James W. Hirschmann            Pacific American               President
President and Chief              Income Shares
Executive Officer
                               Western Asset Funds            President
                               Western Asset                  President
                                 Premier Bond Fund
Gavin L. James                 Western Asset Funds            Vice-President
Director of Global Client
  Services
S. Kenneth Leech               Western Asset Premier Bond     Vice-President
Chief Investment Officer         Fund
                               Pacific American Income        Vice-President
                                 Shares

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Western Asset Funds            Vice-President
Stephen A. Walsh               Western Asset Funds            Vice-President
Deputy Chief Investment
  Officer

    Item 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional International Trust                     August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
STI Classic Funds                                         May 29, 1992
The Arbor Fund                                            January 28, 1993
Bishop Street Funds                                       January 27, 1995
STI Classic Variable Trust                                August 18, 1995
SEI Asset Allocation Trust                                April 1, 1996
SEI Institutional Investments Trust                       June 14, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
The Expedition Funds                                      June 9, 1997
Oak Associates Funds                                      February 27, 1998
The Nevis Fund, Inc.                                      June 29, 1998
CNI Charter Funds                                         April 1, 1999
The Armada Advantage Fund                                 May 1, 1999
Amerindo Funds Inc.                                       July 13, 1999
iShares Inc.                                              January 28, 2000
SEI Insurance Products Trust                              March 29, 2000
iShares Trust                                             April 25, 2000
Pitcairn Funds                                            August 1, 2000
First Focus Funds                                         October 1, 2000
JohnsonFamily Funds, Inc.                                 November 1, 2000
The MDL Funds                                             January 24, 2001
Causeway Capital Management Trust                         September 20, 2001

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  ------------------------------------------  -----------------------
Alfred P. West, Jr.        Director, Chairman of the Board of                    --
                             Directors
Richard B. Lieb            Director, Executive Vice President                    --
Carmen V. Romeo            Director                                              --
Mark J. Held               President & Chief Operating Officer                   --
Dennis J. McGonigle        Executive Vice President                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                   --
Carl A. Guarino            Senior Vice President                                 --
Jack May                   Senior Vice President                                 --
Kevin P. Robins            Senior Vice President                                 --
Patrick K. Walsh           Senior Vice President                                 --
Timothy D. Barto           Vice President & Assistant Secretary        Vice President &
                                                                         Secretary
Robert Aller               Vice President                                        --
John D. Anderson           Vice President & Managing Director                    --
Todd Cipperman             Senior Vice President & General Counsel     Vice President &
                                                                         Assistant Secretary
Robert Crudup              Vice President & Managing Director                    --
Richard A. Deak            Vice President & Assistant Secretary                  --
Scott W. Dellorfano        Vice President & Managing Director                    --
Barbara Doyne              Vice President                                        --
Jeff Drennen               Vice President                                        --
Scott C. Fanatico          Vice President & Managing Director                    --
Vic Galef                  Vice President & Managing Director                    --
Steven A. Gardner          Vice President & Managing Director                    --
Lydia A. Gavalis           Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary
Greg Gettinger             Vice President & Assistant Secretary                  --
Kathy Heilig               Vice President                                        --
Jeff Jacobs                Vice President                                        --
Bridget Jensen             Vice President                                        --
Samuel King                Vice President                                        --
John Kirk                  Vice President & Managing Director                    --
Kim Kirk                   Vice President & Managing Director                    --
John Krzeminski            Vice President & Managing Director                    --
Karen LaTourette           Secretary                                             --
Alan H. Lauder             Vice President                                        --
Paul Lonergan              Vice President & Managing Director                    --
Ellen Marquis              Vice President                                        --
Christine M. McCullough    Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary
Carolyn McLaurin           Vice President & Managing Director                    --
Mark Nagle                 Vice President                                        --
Joanne Nelson              Vice President                                        --
Rob Redican                Vice President                                        --
Maria Rinehart             Vice President                                        --
Steve Smith                Vice President                                        --
Daniel Spaventa            Vice President                                        --
Kathryn L. Stanton         Vice President                                        --

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  ------------------------------------------  -----------------------
Sherry K. Vetterlein       Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary
Lori L. White              Vice President & Assistant Secretary                  --
Wayne M. Withrow           Senior Vice President                                 --
William E. Zitelli, Jr.    Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary


    Item 29.  MANAGEMENT SERVICES:

    None.

    Item 30.  UNDERTAKINGS:

    None

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 39 to Registration Statement No. 33-9504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of August, 2003.


                                SEI INSTITUTIONAL MANAGED TRUST

                                By:            /s/ Edward D. Loughlin
                                     -----------------------------------------
                                                 Edward D. Loughlin
                                        PRESIDENT & CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


              *
------------------------------  Trustee                        August 29, 2003
      Rosemarie B. Greco

              *
------------------------------  Trustee                        August 29, 2003
       William M. Doran

              *
------------------------------  Trustee                        August 29, 2003
       F. Wendell Gooch

              *
------------------------------  Trustee                        August 29, 2003
   George J. Sullivan, Jr.

              *
------------------------------  Trustee                        August 29, 2003
       James M. Storey

              *
------------------------------  Trustee                        August 29, 2003
       Robert A. Nesher

    /s/ Edward D. Loughlin
------------------------------  President & Chief              August 29, 2003
      Edward D. Loughlin          Executive Officer

      /s/ James R. Foggo
------------------------------  Controller & Chief             August 29, 2003
        James R. Foggo            Financial Officer

*By:   /s/ Edward D. Loughlin
      -------------------------
         Edward D. Loughlin
          ATTORNEY IN FACT

                                 EXHIBIT INDEX

                 EXHIBIT
           -------------------

           EX-99.B(a)(1)         Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement
                                   on Form N-1A (File No. 33-9504) filed with the SEC on
                                   October 17, 1986 is herein incorporated by reference to
                                   Exhibit 1 filed with the SEC on January 28, 1998.

           EX-99.B(a)(2)         Amendment to the Declaration of Trust dated December 23,
                                   1988 is herein incorporated by reference to Exhibit 1(a)
                                   of Post-Effective Amendment No. 27 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on December 19, 1997.

           EX-99.B(b)            By-Laws are herein incorporated by reference to
                                   Exhibit (b)(3) of Post-Effective Amendment No. 38 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   Nos. 33-9504 and 811-4878), filed with the SEC on
                                   January 28, 2002.

           EX-99.B(c)            Not Applicable.

           EX-99.B(d)(1)         Investment Advisory Agreement between the Trust and SEI
                                   Investments Management Corporation (the "Adviser") is
                                   herein incorporated by reference to Exhibit 5(cc) of
                                   Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File Nos. 33-9504 and
                                   811-4878) filed with the SEC on January 28, 1997.

           EX-99.B(d)(2)         Investment Sub-Advisory Agreement between the Adviser and
                                   LSV Asset Management with respect to the Trust's Large Cap
                                   Value and Small Cap Value Portfolios is herein
                                   incorporated by reference to Exhibit (5)(q) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File Nos. 33-9504 and
                                   811-4878) filed with the SEC on November 30, 1995.

           EX-99.B(d)(3)         Investment Sub-Advisory Agreement between the Adviser and
                                   Martingale Asset Management, L.P. with respect to the
                                   Trust's Mid-Cap Portfolio is herein incorporated by
                                   reference to Exhibit (5)(u) of Post-Effective Amendment
                                   No. 25 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                                   SEC on November 30, 1995.

           EX-99.B(d)(4)         Investment Sub-Advisory Agreement between the Adviser and
                                   Western Asset Management Company with respect to the Core
                                   Fixed Income Portfolio is herein incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 26 to
                                   Registrant's Registration Statement on Form N-1A
                                   (File Nos. 33-9504 and 811-4878) filed with the SEC on
                                   January 28, 1998.

           EX-99.B(d)(5)         Investment Sub-Advisory Agreement between the Adviser and
                                   BlackRock Advisors, Inc. with respect to the Trust's Core
                                   Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 29 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   Nos. 33-9504 and 811-4878) filed with the SEC on
                                   November 25, 1998.

                 EXHIBIT
           -------------------
           EX-99.B(d)(6)         Schedule B to the Sub-Advisory Agreement between the Adviser and BlackRock Advisors, Inc. with respect to the Core
                                   Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 32 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   Nos. 33-9504 and 811-4878) filed on January 28, 2000.

           EX-99.B(d)(7)         Investment Sub-Advisory Agreement between the Adviser and
                                   Mazama Capital Management, Inc. with respect to the Small
                                   Cap Growth Portfolio is herein incorporated by reference
                                   to Exhibit (d)(37) of Post-Effective Amendment No. 32 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   Nos. 33-9504 and 811-4878) filed on January 28, 2000.

           EX-99.B(d)(8)         Investment Sub-Advisory Agreement between the Adviser and
                                   Nomura Corporate Research and Asset Management, Inc. with
                                   respect to the High Yield Bond Portfolio is herein
                                   incorporated by reference to Exhibit (d)(38) of
                                   Post-Effective Amendment No. 32 to Registrant's
                                   Registration Statement on Form N-1A (File Nos. 33-9504 and
                                   811-4878) filed on January 28, 2000.

           EX-99.B(d)(9)         Investment Sub-Advisory Agreement between the Adviser and
                                   David J. Greene & Company, LLC with respect to the
                                   Tax-Managed Small Cap Portfolio is herein incorporated by
                                   reference to Exhibit (d)(47) of Post-Effective Amendment
                                   No. 35 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed on
                                   November 28, 2000.

           EX-99.B(d)(10)        Investment Sub-Advisory Agreement between the Adviser and
                                   LSV Asset Management with respect to the Tax-Managed Small
                                   Cap Portfolio is herein incorporated by reference to
                                   Exhibit (d)(48) of Post-Effective Amendment No. 35 to
                                   Registrant's Registration Statement on Form N-1A
                                   (File Nos. 33-9504 and 811-4878) filed on November 28,
                                   2000.

           EX-99.B(d)(11)        Investment Sub-Advisory Agreement between the Adviser and
                                   McKinley Capital Management Inc. with respect to the Small
                                   Cap Growth Portfolio is herein incorporated by reference
                                   to Exhibit (d)(54) of Post-Effective Amendment No. 35 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   Nos. 33-9504 and 811-4878) filed with the SEC on
                                   November 28, 2000.

           EX-99.B(d)(12)        Investment Sub-Advisory Agreement between the Adviser and
                                   McKinley Capital Management Inc. with respect to the Tax-
                                   Managed Small Cap Portfolio is herein incorporated by
                                   reference to Exhibit (d)(49) of Post-Effective Amendment
                                   No. 35 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed on
                                   November 28, 2000.

           EX-99.B(d)(13)        Investment Sub-Advisory Agreement between the Adviser and
                                   Peregrine Capital Management, Inc. with respect to the
                                   Large Cap Growth Portfolio is herein incorporated by
                                   reference to Exhibit (d)(57) of Post-Effective Amendment
                                   No. 36 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                                   SEC on January 29, 2001.

                 EXHIBIT
           -------------------
           EX-99.B(d)(14)        Investment Sub-Advisory Agreement between the Adviser and
                                   LSV Asset Management with respect to the Tax-Managed Large
                                   Cap Portfolio is herein incorporated by reference to
                                   Exhibit (d)(63) of Post-Effective Amendment No. 37 to
                                   Registrant's Registration Statement on Form N-1A
                                   (File Nos. 33-9504 and 811-4878) filed with the SEC on
                                   January 28, 2002.

           EX-99.B(d)(15)        Investment Sub-Advisory Agreement between the Adviser and
                                   Parametric Portfolio Associates with respect to the
                                   Tax-Managed Large Cap Portfolio is herein incorporated by
                                   reference to Exhibit (d)(60) of Post-Effective Amendment
                                   No. 37 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                                   SEC on January 28, 2002.

           EX-99.B(d)(16)        Investment Sub-Advisory Agreement between the Adviser and
                                   Shenkman Capital Management Inc. with respect to the High
                                   Yield Bond Portfolio is herein incorporated by reference
                                   to Exhibit (d)(61) of Post-Effective Amendment No. 37 to
                                   Registrant's Registration Statement on Form N-1A
                                   (File Nos. 33-9504 and 811-4878) filed with the SEC on
                                   January 28, 2002.

           EX-99.B(d)(17)        Investment Sub-Advisory Agreement between the Adviser and
                                   Transamerica Investment Management, LLC with respect to
                                   the Large Cap Growth and Tax-Managed Large Cap Portfolios
                                   is herein incorporated by reference to Exhibit (d)(62) of
                                   Post-Effective Amendment No. 37 to Registrant's
                                   Registration Statement on Form N-1A (File Nos. 33-9504 and
                                   811-4878) filed with the SEC on January 28, 2002.

           EX-99.B(d)(18)        Investment Sub-Advisory Agreement between the Adviser and
                                   Artisan Partners Limited Partnership with respect to the
                                   Small Cap Value Portfolio is herein incorporated by
                                   reference to Exhibit (d)(23) of Post-Effective Amendment
                                   No. 38 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                                   SEC on January 28, 2003.

           EX-99.B(d)(19)        Investment Sub-Advisory Agreement between the Adviser and
                                   David J. Greene and Company, LLC with respect to the
                                   Small Cap Value Portfolio is herein incorporated by
                                   reference to Exhibit (d)(25) of Post-Effective Amendment
                                   No. 38 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                                   SEC on January 28, 2003.

           EX-99.B(d)(20)        Investment Sub-Advisory Agreement between the Adviser and
                                   Lee Munder Investments, Ltd. with respect to the Small Cap
                                   Growth Portfolio is herein incorporated by reference to
                                   Exhibit (d)(26) of Post-Effective Amendment No. 38 to
                                   Registrant's Registration Statement on Form N-1A
                                   (File Nos. 33-9504 and 811-4878) filed with the SEC on
                                   January 28, 2003.

           EX-99.B(d)(21)        Investment Sub-Advisory Agreement between the Adviser and
                                   Martingale Asset Management, L.P. with respect to the
                                   Small Cap Value Portfolio is herein incorporated by
                                   reference to Exhibit (d)(27) of Post-Effective Amendment
                                   No. 38 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                                   SEC on January 28, 2003.

                 EXHIBIT
           -------------------
           EX-99.B(d)(22)        Investment Sub-Advisory Agreement between the Adviser and
                                   Mazama Capital Management, Inc. with respect to the
                                   Tax-Managed Small Cap Portfolio is herein incorporated by
                                   reference to Exhibit (d)(28) of Post-Effective Amendment
                                   No. 38 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                                   SEC on January 28, 2003.

           EX-99.B(d)(23)        Investment Sub-Advisory Agreement between the Adviser and
                                   McKinley Capital Management Inc. with respect to the Large
                                   Cap Growth Portfolio is herein incorporated by reference
                                   to Exhibit (d)(29) of Post-Effective Amendment No. 38 to
                                   Registrant's Registration Statement on Form N-1A
                                   (File Nos. 33-9504 and 811-4878) filed with the SEC on
                                   January 28, 2003.

           EX-99.B(d)(24)        Investment Sub-Advisory Agreement between the Adviser and
                                   Metropolitan West Asset Management LLC with respect to the
                                   Core Fixed Income Portfolio is herein incorporated by
                                   reference to Exhibit (d)(30) of Post-Effective Amendment
                                   No. 38 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                                   SEC on January 28, 2003.

           EX-99.B(d)(25)        Investment Sub-Advisory Agreement between the Adviser and
                                   Montag & Caldwell, Inc. with respect to the Large Cap
                                   Growth and Tax-Managed Large Cap Portfolios is herein
                                   incorporated by reference to Exhibit (d)(31) of
                                   Post-Effective Amendment No. 38 to Registrant's
                                   Registration Statement on Form N-1A (File Nos. 33-9504
                                   and 811-4878) filed with the SEC on January 28, 2003.

           EX-99.B(d)(26)        Investment Sub-Advisory Agreement between the Adviser and
                                   Nicholas-Applegate Capital Management with respect to the
                                   High Yield Bond Portfolio is herein incorporated by
                                   reference to Exhibit (d)(32) of Post-Effective Amendment
                                   No. 38 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                                   SEC on January 28, 2003.

           EX-99.B(d)(27)        Investment Sub-Advisory Agreement between the Adviser and
                                   Peregrine Capital Management, Inc. with respect to the
                                   Tax-Managed Large Cap Portfolio is herein incorporated by
                                   reference to Exhibit (d)(33) of Post-Effective Amendment
                                   No. 38 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                                   SEC on January 28, 2003.

           EX-99.B(d)(28)        Investment Sub-Advisory Agreement between the Adviser and RS
                                   Investments with respect to the Small Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(34) of
                                   Post-Effective Amendment No. 38 to Registrant's
                                   Registration Statement on Form N-1A (File Nos. 33-9504 and
                                   811-4878) filed with the SEC on January 28, 2003.

                 EXHIBIT
           -------------------
           EX-99.B(d)(29)        Investment Sub-Advisory Agreement between the Adviser and
                                   Sanford C. Bernstein & Co., LLC with respect to the Large
                                   Cap Value and Tax-Managed Large Cap Portfolios is herein
                                   incorporated by reference to Exhibit (d)(35) of
                                   Post-Effective Amendment No. 38 to Registrant's
                                   Registration Statement on Form N-1A (File Nos. 33-9504
                                   and 811-4878) filed with the SEC on January 28, 2003.

           EX-99.B(d)(30)        Investment Sub-Advisory Agreement between the Adviser and
                                   Security Capital Research & Management Incorporated with
                                   respect to the Small Cap Value Portfolio is herein
                                   incorporated by reference to Exhibit (d)(37) of
                                   Post-Effective Amendment No. 38 to Registrant's
                                   Registration Statement on Form N-1A (File Nos. 33-9504 and
                                   811-4878) filed with the SEC on January 28, 2003.

           EX-99.B(d)(31)        Investment Sub-Advisory Agreement between the Adviser and
                                   Wellington Management Company, LLP with respect to the
                                   Small Cap Growth Portfolio is herein incorporated by
                                   reference to Exhibit (d)(38) of Post-Effective Amendment
                                   No. 38 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                                   SEC on January 28, 2003.

           EX-99.B(d)(32)        Form of Investment Sub-Advisory Agreement between the
                                   Adviser and Goldman Sachs Asset Management with respect to the Large Cap Growth and Tax-Managed Large Cap Portfolios
                                   is herein incorporated by reference to Exhibit (d)(39) of
                                   Post-Effective Amendment No. 38 to Registrant's
                                   Registration Statement on Form N-1A (File Nos. 33-9504 and
                                   811-4878) filed with the SEC on January 28, 2003.

           EX-99.B(d)(33)        Investment Sub-Advisory Agreement between the Adviser and
                                   Aronson+Johnson+Ortiz, LP with respect to the Large Cap
                                   Value and Tax-Managed Large Cap Portfolios is filed
                                   herewith.

           EX-99.B(d)(34)        Investment Sub-Advisory Agreement between the Adviser and
                                   Franklin Portfolio Associates, LLC with respect to the
                                   Large Cap Value and Tax-Managed Large Cap Portfolios is
                                   filed herewith.

           EX-99.B(d)(35)        Investment Sub-Advisory Agreement between the Adviser and
                                   Barclays Global Fund Advisors with respect to the Large
                                   Cap Disciplined Equity Portfolio is filed herewith.

           EX-99.B(d)(36)        Form of Investment Sub-Advisory Agreement between the
                                   Adviser and Enhanced Investment Technologies, LLC with
                                   respect to the Large Cap Disciplined Equity Portfolio is
                                   filed herewith.

           EX-99.B(d)(37)        Investment Sub-Advisory Agreement between the Adviser and
                                   Analytic Investors, Inc. with respect to the Large Cap
                                   Disciplined Equity Portfolio is filed herewith.

           EX-99.B(d)(38)        Investment Sub-Advisory Agreement between the Adviser and
                                   Prudential Investment Management, Inc. with respect to the
                                   Large Cap Disciplined Equity Portfolio is filed herewith.

           EX-99.B(d)(39)        Investment Sub-Advisory Agreement between the Adviser and
                                   Delaware Management Company, a series of Delaware
                                   Management Business Trust, with respect to the Small Cap
                                   Growth and Tax-Managed Small Cap Portfolios is filed
                                   herewith.

                 EXHIBIT
           -------------------
           EX-99.B(d)(40)        Investment Sub-Advisory Agreement between the Adviser and
                                   Wellington Management Company, LLP with respect to the
                                   Small Cap Value and Real Estate Portfolios is filed
                                   herewith.

           EX-99.B(d)(41)        Investment Sub-Advisory Agreement between the Adviser and
                                   Security Capital Research & Management Incorporated with
                                   respect to the Real Estate Portfolio is filed herewith.

           EX-99.B(d)(42)        Investment Sub-Advisory Agreement between the Adviser and
                                   BlackRock Advisors, Inc. with respect to the Small Cap
                                   Value and Tax-Managed Small Cap Portfolios is filed
                                   herewith.

           EX-99.B(d)(43)        Investment Sub-Advisory Agreement between the Adviser and
                                   Lee Munder Investments Ltd. with respect to the Small Cap
                                   Value Portfolio is filed herewith.

           EX-99.B(d)(44)        Assumption Agreement dated March 28, 2003 between Goldman,
                                   Sachs & Co. and Goldman Sachs Asset Management, L.P. with
                                   respect to the Large Cap Growth and Tax-Managed Large Cap
                                   Funds is filed herewith.

           EX-99.B(e)            Amended and Restated Distribution Agreement between the
                                   Trust and SEI Investments Distribution Co. dated
                                   September 16, 2002 is herein incorporated by reference to
                                   Exhibit (e) of Post-Effective Amendment No. 38 to
                                   Registrant's Registration Statement on Form N-1A
                                   (File Nos. 33-9504 and 811-4878) filed with the SEC on
                                   January 28, 2003.

           EX-99.B(f)            Not Applicable.

           EX-99.B(g)(1)         Custodian Agreement between the Trust and CoreStates Bank,
                                   N.A. (formerly Philadelphia National Bank) as originally
                                   filed with Pre-Effective Amendment No. 1 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 29, 1987 is herein
                                   incorporated by reference to Exhibit 8(a) filed with the
                                   SEC on January 28, 1998.

           EX-99.B(g)(2)         Custodian Agreement between the Trust and United States
                                   National Bank of Oregon filed with Pre-Effective Amendment
                                   No. 1 to Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on January 29, 1987
                                   is herein incorporated by reference to Exhibit 8(b) of
                                   Post-Effective Amendment No. 28.

           EX-99.B(h)            Amended and Restated Administration and Transfer Agency
                                   Agreement between the Trust and SEI Investments Fund
                                   Management dated September 16, 2002 is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment
                                   No. 38 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                                   SEC on January 28, 2003.

           EX-99.B(i)            Opinion and Consent of Counsel to be filed by later
                                   amendment.

           EX-99.B(j)            Consent of Independent Accountants to be filed by later
                                   amendment.

           EX-99.B(k)            Not Applicable.

           EX-99.B(l)            Not Applicable.

                 EXHIBIT
           -------------------
           EX-99.B(m)(1)         Shareholder Service Plan and Agreement with respect to the
                                   Class A shares is incorporated by reference to
                                   Exhibit 15(e) of Post-Effective Amendment No. 26 to
                                   Registrant's Registration Statement on Form N-1A (File No.
                                   33-9504) filed with the SEC on January 28, 1997.

           EX-99.B(m)(2)         Shareholder Service Plan and Agreement with respect to
                                   Class I shares is herein incorporated by reference to
                                   Exhibit (m)(6) of Post-Effective Amendment No. 36 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on January 29, 2001.

           EX-99.B(m)(3)         Shareholder Service Plan and Agreement with respect to
                                   Class Y shares is herein incorporated by reference to
                                   Exhibit (m)(7) of Post-Effective Amendment No. 36 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on January 29, 2001.

           EX-99.B(m)(4)         Administrative Service Plan and Agreement with respect to
                                   Class I shares is herein incorporated by reference to
                                   Exhibit (m)(8) of Post-Effective Amendment No. 38 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   Nos. 33-9504 and 811-4878), filed with the SEC on
                                   January 28, 2002.

           EX-99.B(n)            Rule 18f-3 Multiple Class Plan is herein incorporated by
                                   reference to Exhibit (n) of Post-Effective Amendment
                                   No. 38 to Registrant's Registration Statement on
                                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                                   SEC on January 28, 2003.

           EX-99.B(o)            Not applicable.

           EX-99.B(p)(1)         The Code of Ethics for SEI Investments Company is herein
                                   incorporated by reference to Exhibit (p)(4) of
                                   Post-Effective Amendment No. 42 of SEI Daily Income
                                   Trust's Registration Statement on Form N-1A
                                   (File Nos. 2-77048 and 811-3451), filed with the SEC on
                                   May 30, 2000 (Accession #0000912057-00-026756).

           EX-99.B(p)(2)         The Code of Ethics for SEI Institutional Managed Trust is
                                   herein incorporated by reference to Exhibit (p)(2) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(3)         The Code of Ethics for Artisan Partners Limited Partnership
                                   is filed herewith.

           EX-99.B(p)(4)         The Code of Ethics for Barclays Global Fund Advisors is
                                   herein incorporated by reference to Exhibit (p)(42) of
                                   Post-Effective Amendment No. 9 to SEI Institutional
                                   Investments Trust's Registration Statement
                                   (File Nos. 33-58041 and 811-7257) on Form N1-A, filed with the SEC on March 29, 2002
                                   (Accession #0000912057-02-012707).

           EX-99.B(p)(5)         The Code of Ethics for BlackRock Advisors, Inc. is herein
                                   incorporated by reference to Exhibit (p)(6) of
                                   Post-Effective Amendment No. 38 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504),
                                   filed with the SEC on January 28, 2002.

                 EXHIBIT
           -------------------
           EX-99.B(p)(6)         The Code of Ethics for David J. Greene & Company, LLC is
                                   herein incorporated by reference to Exhibit (p)(24) of
                                   Post-Effective Amendment No. 34 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 14, 2000.

           EX-99.B(p)(7)         The Code of Ethics for Goldman Sachs Asset Management is
                                   herein incorporated by reference to Exhibit (p)(9) of
                                   Post-Effective Amendment No. 38 to Registrant's
                                   Registration Statement on Form N-1A (File Nos. 33-9504 and
                                   811-4878) filed with the SEC on January 28, 2003.

           EX-99.B(p)(8)         The Code of Ethics for Lee Munder Investments, Ltd. is
                                   herein incorporated by reference to Exhibit (p)(11) of
                                   Post-Effective Amendment No. 38 to Registrant's
                                   Registration Statement on Form N-1A (File Nos. 33-9504 and
                                   811-4878) filed with the SEC on January 28, 2003.

           EX-99.B(p)(9)         The Code of Ethics for LSV Asset Management is herein
                                   incorporated by reference to Exhibit (p)(9) of
                                   Post-Effective Amendment No. 38 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504),
                                   filed with the SEC on January 28, 2002.

           EX-99.B(p)(10)        The Code of Ethics for Martingale Asset Management L.P. is
                                   herein incorporated by reference to Exhibit (p)(10) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(11)        The Code of Ethics for Mazama Capital Management Inc. is
                                   herein incorporated by reference to Exhibit (p)(11) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(12)        The Code of Ethics for McKinley Capital Management, Inc. is
                                   herein incorporated by reference to Exhibit (p)(25) of
                                   Post-Effective Amendment No. 38 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504),
                                   filed with the SEC on January 28, 2002.

           EX-99.B(p)(13)        The Code of Ethics for Metropolitan West Asset Management
                                   LLC is herein incorporated by reference to
                                   Exhibit (p)(21) of Post-Effective Amendment No. 10 to SEI
                                   Institutional Investments Trust's Registration Statement
                                   (File Nos. 33-58041 and 811-7257) on Form N1-A, filed with the SEC on September 30, 2002
                                   (Accession #0000912057-02-037245).

           EX-99.B(p)(14)        The Code of Ethics for Montag & Caldwell, Inc. is herein
                                   incorporated by reference to Exhibit (p)(43) of
                                   Post-Effective Amendment No. 9 to SEI Institutional
                                   Investments Trust's Registration Statement
                                   (File Nos. 33-58041 and 811-7257) on Form N1-A, filed with the SEC on March 29, 2002
                                   (Accession #0000912057-02-012707).

           EX-99.B(p)(15)        The Code of Ethics for Nicholas-Applegate Capital Management
                                   is filed herewith.

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
                 EXHIBIT
           -------------------
           EX-99.B(p)(16)        The Code of Ethics for Nomura Corporate Resesarch and Asset
                                   Management, Inc. is herein incorporated by reference to
                                   Exhibit (p)(14) of Post-Effective Amendment No. 33 to
                                   Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed on July 3, 2000.

           EX-99.B(p)(17)        The Code of Ethics for Parametric Portfolio Associates dated
                                   June 15, 2001, is herein incorporated by reference to
                                   Exhibit (p)(34) of Post-Effective Amendment No. 38 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504), filed with the SEC on January 28, 2002.

           EX-99.B(p)(18)        The Code of Ethics for Peregrine Capital Management, Inc. is
                                   herein incorporated by reference to Exhibit (p)(31) of
                                   Post-Effective Amendment No. 36 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 29, 2001.

           EX-99.B(p)(19)        The Code of Ethics for RS Investments is herein incorporated by reference to Exhibit (p)(16) of Post-Effective
                                   Amendment No. 33 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed on July 3, 2000.

           EX-99.B(p)(20)        The Code of Ethics for Sanford Bernstein & Co., Inc. is
                                   herein incorporated by reference to Exhibit (p)(17) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(21)        The Code of Ethics for Security Capital Research &
                                   Management Incorporated is filed herewith.

           EX-99.B(p)(22)        The Code of Ethics for Shenkman Capital Management, Inc. is
                                   herein incorporated by reference to Exhibit (p)(38) of
                                   Post-Effective Amendment No. 7 to SEI Institutional
                                   Investments Trust's Registration Statement on Form N-1A
                                   (File Nos. 33-58041 and 811-7257) filed with the SEC on
                                   September 28, 2001 (Accession #0000912057-00-043038).

           EX-99.B(p)(23)        The Code of Ethics for Transamerica Investment Management,
                                   LLC is filed herewith.

           EX-99.B(p)(24)        The Code of Ethics for Wellington Management Company, LLP is
                                   herein incorporated by reference to Exhibit (p)(3) of
                                   Post-Effective Amendment No. 43 to SEI Daily Income
                                   Trust's Registration Statement (File Nos. 2-77048 and
                                   811-03451) on Form N1-A, filed with the SEC on
                                   January 19, 2001 (Accession #0000912057-01-002396).

           EX-99.B(p)(25)        The Code of Ethics for Western Asset Management Company is
                                   filed herewith.

           EX-99.B(p)(26)        The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(32) of
                                   Post-Effective Amendment No. 12 to SEI Institutional
                                   Investments Trust's Registration Statement on Form N-1A
                                   (File Nos. 33-58041 and 811-7257) filed with the SEC on
                                   July 29, 2003.

                 EXHIBIT
           -------------------
           EX-99.B(p)(27)        The Code of Ethics for Franklin Portfolio Associates, LLC is
                                   herein incorporated by reference to Exhibit (p)(33) of
                                   Post-Effective Amendment No. 12 to SEI Institutional
                                   Investments Trust's Registration Statement on Form N-1A
                                   (File Nos. 33-58041 and 811-7257) filed with the SEC on
                                   July 29, 2003.

           EX-99.B(p)(28)        The Code of Ethics for Enhanced Investment Technologies, LLC
                                   is herein incorporated by reference to Exhibit (p)(34) of
                                   Post-Effective Amendment No. 12 to SEI Institutional
                                   Investments Trust's Registration Statement on Form N-1A
                                   (File Nos. 33-58041 and 811-7257) filed with the SEC on
                                   July 29, 2003.

           EX-99.B(p)(29)        The Code of Ethics for Analytic Investors, Inc. is herein
                                   incorporated by reference to Exhibit (p)(35) of
                                   Post-Effective Amendment No. 12 to SEI Institutional
                                   Investments Trust's Registration Statement on Form N-1A
                                   (File Nos. 33-58041 and 811-7257) filed with the SEC on
                                   July 29, 2003.

           EX-99.B(p)(30)        The Code of Ethics for Prudential Investment
                                   Management, Inc. is herein incorporated by reference to
                                   Exhibit (p)(36) of Post-Effective Amendment No. 12 to SEI
                                   Institutional Investments Trust's Registration Statement
                                   on Form N-1A (File Nos. 33-58041 and 811-7257) filed with
                                   the SEC on July 29, 2003.

           EX-99.B(p)(31)        The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, is herein
                                   incorporated by reference to Exhibit (p)(37) of
                                   Post-Effective Amendment No. 12 to SEI Institutional
                                   Investments Trust's Registration Statement on Form N-1A
                                   (File Nos. 33-58041 and 811-7257) filed with the SEC on
                                   July 29, 2003.

           EX-99.B(q)            Powers of Attorney for Robert A. Nesher, William M. Doran,
                                   George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                                   Greco, James R. Foggo, James M. Storey and Edward D.
                                   Loughlin are herein incorporated by reference to
                                   Exhibit (q) of Post-Effective Amendment No. 5 to SEI
                                   Insurance Products Trust's Registration Statement on
                                   Form N-1A (File No. 333-70013) filed with the SEC on
                                   April 30, 2003.